Monteagle
Informed Investor

Growth Fund

Prospectus

December 31, 2015

Class I Shares: MIIFX

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

FUND SUMMARY	1
MANAGEMENT	7
YOUR ACCOUNT	9
DISTRIBUTIONS AND TAXES	19
FINANCIAL HIGHLIGHTS	21
MORE INFORMATION ABOUT THE FUND	22
NOTICE OF PRIVACY POLICY AND PROCEDURES	25
FOR MORE INFORMATION	BACK COVER

FUND SUMMARY

Investment Objective

The investment objective of the Monteagle Informed Investor Growth Fund (the “Fund”) is long term growth of capital.

Fees and Expenses of the Fund

The table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Sales Charge (Load) Imposed on Reinvested Distributions	None
Redemption Fee	None
Exchange Fee	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.20%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.17%
Acquired (Underlying) Fund Fees and Expenses [1]	0.03%
Total Annual Fund Operating Expenses [1]	1.40%

[1]

Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Financial Highlights. The information in the Financial Highlights reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses. Acquired Fund Fees and Expenses are the fees and expenses incurred indirectly by the Fund as a result of its investments in investment companies and other pooled investment vehicles.

Monteagle Funds – Monteagle Informed Investor Growth Fund Prospectus — Page 1

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$143	$443	$766	$1,680

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 428% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its objective by investing in “growth stocks.” These are stocks that the Fund’s Sub-adviser believes demonstrate accelerating cash flows, profit margins and/or revenues. The Sub-adviser emphasizes companies where management and/or large outside investors (such as banks, insurance companies and mutual funds) are buyers or owners of the stock or where the company itself is repurchasing its own shares on the open market. Each of these types of investment professionals is considered an “Informed Investor.”

Investment decision-making for the Fund is triggered by detailed research analysis of such factors as a candidate company’s financial stability and strength, internal valuation and pricing ratios, sector leadership and, most significantly, the sustainability of the earnings growth rate. Similar factors determine when a security is sold. In this regard, the Sub-adviser uses a strict sell discipline. The discipline has sell signals: sell-stops protect profits and minimize future losses; sell signal when stock’s “Loss Limit” price safeguard is violated; and sell signal on any advancing indicators of a company’s fundamental breakdown. A consequence of the Sub-adviser’s strategy, under certain market conditions, is high turnover. The Sub-adviser sees active trading as necessary to address market disturbances, volatility and the like.

Page 2 — Monteagle Funds – Monteagle Informed Investor Growth Fund Prospectus

The Fund invests primarily in common stocks of medium and large capitalization U.S. companies, but may invest in companies of any size. Although the Fund will not concentrate in any one industry, it is anticipated that the Fund’s portfolio will focus on a small, select group of industries (“growth industries”) which the Fund’s Sub-adviser believes offer superior growth opportunities based on overall economic trends.

The Fund may also invest a portion of its assets in broad market index exchange traded funds (“ETFs”). From time to time, the Fund’s Sub-adviser may determine that only a limited number of companies meet the criteria for investment described above. At such times, all or a significant portion of the Fund’s assets may be invested in ETFs, money market instruments (including money market mutual funds) or repurchase agreements for an extended period of time. However, the Fund currently does not invest in leveraged or other ETFs that create exposure for the Fund to “commodity interests” as defined in the Commodity Exchange Act that would cause the Fund to be considered a “commodity pool” under that Act.

Principal Investment Risks

An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following additional risks:

Investment Selection Risk. The Fund’s ability to achieve its investment objective is dependent on the Sub-adviser’s ability to identify profitable investment opportunities for the Fund.

Volatility Risk. Because the Fund will emphasize various industries, the value of your shares is likely to be more volatile than a fund that invests in a broader range of industries.

Small and Mid-Capitalization Risk. The Fund may invest in small and medium capitalization companies which involve greater risks than those associated with larger, more established companies. Smaller companies may be subject to more abrupt or erratic price movements.

Other Investment Company Securities and ETFs Risk. When the Fund invests in another mutual fund or ETF, the Fund will indirectly bear its proportionate share of any fees and expenses payable directly by the underlying fund. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the funds). ETFs are subject to additional risks such as the fact that its shares may trade at a market price that is above or below its net asset value or an active market may not develop. The Fund has no control over the investments and related risks taken by the underlying funds in which it invests.

Monteagle Funds – Monteagle Informed Investor Growth Fund Prospectus — Page 3

Portfolio Turnover Risk. The Fund’s investment strategy may result in a high portfolio turnover rate. A high portfolio turnover would result in correspondingly greater brokerage commission expenses and may result in the distribution to shareholders of additional capital gains for tax purposes. These factors may negatively affect the Fund’s performance.

Non-Diversification Risk. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of its investments in the securities of a small number of issuers, which could be viewed as riskier than a diversified fund.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is not a complete investment program.

Performance

The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The following chart shows the total return of the Fund for the past five full calendar years for periods subsequent to the effective date of the Fund’s registration statement.

The Fund’s Institutional Class Shares year-to-date total return through September 30, 2015 was 3.21%.

During the period shown in the bar chart, the highest quarterly return was 17.42% (for the quarter ended September 30, 2009) and the lowest return was -10.69% (for the quarter ended September 30, 2011).

Page 4 — Monteagle Funds – Monteagle Informed Investor Growth Fund Prospectus

Average Annual Total Returns
For the Period Ended December 31, 2014

The table below shows how the Fund’s average annual total returns compared to those of the S&P 500 Index®. The table also presents the impact of taxes on the Fund’s returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local income taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own the Fund in a tax-deferred account, such as an individual retirement account (“IRA”) or a 401(k) plan, after-tax returns are not relevant to your investment because such accounts are subject to taxes only upon distribution.

Monteagle Informed Investor Growth Fund	1 Year	5 Years	Since Inception (April 3, 2008)
Institutional Class Return Before Taxes	-1.22%	6.90%	11.03%
Institutional Class Return After Taxes on Distributions	-6.47%	3.30%	7.39%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	0.58%	3.95%	7.43%
S&P 500 Index®
(reflects no deduction for fees, expenses, or taxes)	13.69%	15.45%	8.58%

Investment Adviser and Sub-Adviser

Nashville Capital Corporation is the investment adviser to the Fund. T.H. Fitzgerald & Company is the investment Sub-adviser to the Fund.

Portfolio Manager

●	Thomas H. Fitzgerald, Jr., President of the Sub-adviser, has managed the Fund since inception.

Purchase and Sale of Fund Shares

Generally, you may purchase or redeem Fund shares on any business day by mail (Monteagle Funds, 4520 Main Street, Suite 142 5, Kansas City, MO 64111) or by wire transfer. Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly. The minimum investment for the Fund is $50,000 and there is no subsequent minimum investment. To open an Individual Retirement Account (IRA), contact the Transfer Agent at (888) 263-5593.

Monteagle Funds – Monteagle Informed Investor Growth Fund Prospectus — Page 5

Tax Information

You will generally be subject to federal income tax each year on dividend and distribution payments, as well as on any gain realized when you sell (redeem) or exchange your Fund shares. If you hold fund shares through a tax-deferred account (such as a retirement plan), you generally will not owe tax until you receive a distribution from the account.

Financial Intermediary Compensation

Payments to Broker-Dealers and Other Financial Intermediaries. If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Page 6 — Monteagle Funds – Monteagle Informed Investor Growth Fund Prospectus

MANAGEMENT

Adviser

Nashville Capital Corporation (“Nashville Capital” or the “Adviser”), 2506 Winford Ave., Nashville, Tennessee 37211, serves as investment adviser to the Fund pursuant to a Management Agreement with Monteagle Funds (the “Trust”). Subject to the general oversight of the Board of Trustees of the Trust (the “Board”), the Adviser is responsible for among other things, developing a continuing investment program for the Fund in accordance with its investment objective, reviewing the investment strategies and policies of the Fund and advising the Board on the selection of Sub-advisers.

In this capacity, Nashville Capital advises and assists the officers of the Trust in conducting the business of the Fund and is responsible for providing general investment advice and guidance to the Fund, although the Adviser has delegated responsibility for the selection and ongoing monitoring of the securities in the Fund’s investment portfolio to T.H. Fitzgerald & Co. Nashville Capital was formed in 1986 and, as of August 31, 2015, managed assets of $130 million.

Pursuant to the Management Agreement, the Adviser is paid a management fee based on the Fund’s average daily net assets according to the following schedule:

Average Daily Net Assets of the Fund	Annual Management Fee Rate
First $25 million	1.200%
$25 million to $50 million	1.115%
$50 million to $100 million	0.975%
Over $100 million	0.875%

The Adviser pays all of the operating expenses of the Fund except costs of membership in trade associations, Securities and Exchange Commission registration fees and related expenses, brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expense on securities sold short), litigation expenses, fees and expenses of non-interested Trustees, 50% of the compensation of the Trust’s Chief Compliance Officer (the “CCO”) attributable to the Fund and extraordinary expenses. In this regard, it should be noted that most investment companies pay their own operating expenses directly, while the Fund’s expenses, except those specified above, are paid by the Adviser.

For the fiscal year ended August 31, 2015, the Adviser received an aggregate fee of 1.20% for investment advisory services performed, expressed as a percentage of average net assets of the Fund.

Monteagle Funds – Monteagle Informed Investor Growth Fund Prospectus — Page 7

The Fund’s expenses are comprised of expenses directly attributable to the Fund as well as expenses that are allocated among all series of the Trust. In addition, the Adviser is responsible for distribution expenses – including, among other things, the expense of printing and mailing prospectuses and sales materials used for promotional purposes. The Adviser or the Sub-adviser (not the Fund) may, from its management fee, pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution-related services and/or performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute or regulation.

A discussion regarding the basis for approval by the Board of Trustees of the Trust’s Management Agreement with the Adviser is available in the Fund’s semi-annual report for the period ended February 28, 2015.

Sub-Adviser / Portfolio Manager

The Adviser has the ultimate responsibility (subject to oversight by the Board) to oversee the Fund’s Sub-adviser and recommend its hiring, termination and replacement. The Adviser has entered into an investment sub-advisory agreement with T.H. Fitzgerald & Company (“T.H. Fitzgerald”), under which T.H. Fitzgerald serves as the Fund’s Sub-adviser. The Adviser has retained T.H. Fitzgerald to render advisory services and make daily investment decisions for the Fund. T.H. Fitzgerald is registered as an investment adviser under the Investment Advisers Act of 1940. Information regarding T.H. Fitzgerald and the portfolio manager’s business experience and educational background follow:

T.H. Fitzgerald & Company (“T.H. Fitzgerald”), located at 180 Church Street, Naugatuck, Connecticut 06770, manages the portfolio of the Fund and has since its inception. As of August 31, 2015, T.H. Fitzgerald manages approximately $41 million for large institutional accounts. The firm has been owner-managed since its founding in 1959. The Fund offers the individual investor access to the firm’s proprietary “Informed Investor” strategy.

A discussion regarding the basis for approval by the Board of the Fund’s Sub-Advisory Agreement by and among the Trust, the Adviser and T.H. Fitzgerald is available in the Trust’s semi-annual report for the period ended February 28, 2015.

Portfolio Manager. Investment decisions for the Fund are made by Thomas H. Fitzgerald, Jr. Mr. Fitzgerald is responsible for the day-to-day management of the Fund and has been since the Fund’s inception (April 2008).

Thomas H. Fitzgerald, Jr. is President and, beginning in 1982, the Chief Portfolio Investment Officer of T.H. Fitzgerald. The firm was founded in New York in 1959. Mr. Fitzgerald is a member of the American Finance Association, the President’s Council of the American Institute of Management, and the Market Technicians Association.

Page 8 — Monteagle Funds – Monteagle Informed Investor Growth Fund Prospectus

Mr. Fitzgerald entered the investment business as special assistant to the late Gerald M. Loeb, then a partner of E.F. Hutton & Company, New York. He later worked as consultant to David Dreman, an investment manager. Mr. Fitzgerald received a Bachelor of Science degree from the University of Connecticut, and has completed studies in International Banking and Foreign Exchange at New York University Graduate School of Business Administration. He served two years in the United States Army as a paratroop-lieutenant.

The Fund’s Statement of Additional Information contains further details about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of Fund shares.

Other Service Providers

M3Sixty Administration, LLC (the “Transfer Agent”), provides certain administration, portfolio accounting, and transfer agency and shareholder services to the Fund. The Transfer Agent’s address is 4520 Main Street, Suite 1425, Kansas City, MO 64111.

Matrix Capital Group, Inc. (the “Distributor”), the principal underwriter of the Fund, acts as the Fund’s representative in connection with the offering of Fund shares. The Fund may be offered by other broker-dealers as well. The Distributor is affiliated with the Transfer Agent but is not affiliated with the Adviser nor its affiliated companies.

The fees and other charges (except for any extraordinary expenses) associated with the Fund’s service providers are paid by the Adviser.

YOUR ACCOUNT

Who May Want to Invest in the Fund

You may want to purchase shares of the Fund if:

●	You are a long term investor seeking a fund with a growth investment strategy

●	You are an investor willing to accept significant fluctuations in the value of your investment

●	You are an investor who can tolerate the greater risks associated with common stock investments

The Fund may not be appropriate for you if:

●	You need regular income or stability of principal

●	You are pursuing a short-term goal or investing emergency reserves

Monteagle Funds – Monteagle Informed Investor Growth Fund Prospectus — Page 9

How to Contact the Fund

Write to us at:

Monteagle Funds
4520 Main Street
Suite 1425
Kansas City, MO 64111-1859

Overnight Address:

Monteagle Funds
4520 Main Street
Suite 1425
Kansas City, MO 64111-1859

Distributor:

Matrix Capital Group, Inc.
419 Lafayette Street
New York, NY 10003

Telephone us Toll-Free at:

(888) 263-5593

Wire investments
(or ACH payments) to:

Please call the Transfer Agent at
(888) 263-5593 for wiring instructions.

General Information

You pay no sales charges to purchase or sell (redeem) shares of the Fund. You may purchase and sell shares at the net asset value (“NAV”) next calculated after receipt of your purchase order in proper form. If your purchase order is received in proper form prior to 4:00 p.m. (Eastern time), your transaction will be priced at that day’s NAV. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

The Fund does not issue share certificates.

You will receive quarterly statements and a confirmation of each transaction. You should verify the accuracy of all transactions in your account as soon as you receive your confirmation.

The Fund reserves the right to impose new minimum investment amounts and may temporarily suspend (during unusual market conditions) or discontinue any service or privilege.

When And How NAV Is Determined. The Fund calculates its NAV as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (generally 4:00 p.m., Eastern time) on each weekday except days when the Exchange is closed. The price at which a purchase or redemption is effected is based on the next calculation of NAV after the order is placed. The time at which NAV is calculated may change in case of an emergency or if the Exchange closes early. The Fund’s NAV is determined by taking the market value of all securities owned by the Fund (plus all other assets such as cash), subtracting all liabilities and then dividing the result (net assets) by the number of shares outstanding. The Fund values securities for which market quotations are readily available at current market value. If market quotations are not readily available or are considered to be unreliable due to significant market or other events, the Fund values securities at fair value, as determined under procedures adopted by the Board of Directors of the Trust (e.g., if the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Fund’s NAV calculation). The NAV may be different if fair value is utilized rather than using market quotations.

Page 10 — Monteagle Funds – Monteagle Informed Investor Growth Fund Prospectus

Transactions Through Third Parties. Shares of the Fund may be purchased through certain brokerage firms and financial institutions that are authorized to accept orders on behalf of the Fund and such organizations may be authorized to designate intermediaries to accept orders on behalf of the Fund. Orders will be priced at the NAV next determined after your order is received by such organization, or its designee, in proper form. These organizations may charge you transaction fees on purchases of Fund shares and may impose other charges or restrictions or account options that differ from those applicable to shareholders who purchase shares directly from the Fund. These organizations may be the shareholders of record of your shares. The Fund is not responsible for ensuring that the organizations carry out their obligations to their customers. Shareholders investing in this manner should look to the organization through which they invest for specific instructions on how to purchase and redeem shares.

Buying Shares

How To Make Payments. All investments must be in U.S. dollars and checks must be drawn on a U.S. financial institution. The Fund does not accept cash, drafts, “starter” checks, travelers checks, credit card checks, post-dated checks, cashier’s checks under $10,000, or money orders. In addition, the Fund does not accept checks made payable to third parties.

●	Checks. Checks must be made payable to “Monteagle Funds.” The Transfer Agent will charge $25 against a shareholder’s account for any check returned for insufficient funds.

●

By sending your check to the Transfer Agent, please be aware that you are authorizing the Transfer Agent to make a one-time electronic debit from your account at the financial institution indicated on your check. Your bank account will be debited as early as the same day the Transfer Agent receives your payment in the amount of your check; no additional amount will be added to the total. The transaction will appear on your bank statement. Your original check will be destroyed once processed, and you will not receive your canceled check back. If the Transfer Agent cannot post the transaction electronically, you authorize the Transfer Agent to present an image copy of your check for payment.

●

Bank Wires. Instruct your financial institution to make a federal funds wire payment to us. Your financial institution may charge you a fee for this service. The Fund requires advance notification of all wire purchases in order to ensure that the wire is received in proper form and that your account is subsequently credited in a timely fashion. Failure to notify the Transfer Agent prior to the transmittal of the bank wire may result in a delay in purchasing shares of the Fund. An order is considered received when Huntington National Bank, the Fund’s custodian, receives payment by wire. If your account application was telecopied to the Transfer Agent, you must also mail the completed account application to the Transfer Agent on the same day the wire payment is made. Shares will be issued at the NAV next computed after receipt of your wire in proper form.

Monteagle Funds – Monteagle Informed Investor Growth Fund Prospectus — Page 11

●	IRA Accounts. Please note that a different procedure is used for opening Individual Retirement Accounts (IRAs). Please call the Transfer Agent at (888) 263-5593 for details.

Minimum Investments. The minimum initial investment for the Fund is $50,000. There is no minimum for additional investments. Management of the Fund may choose to waive the initial investment minimum.

Account Requirements

Type of Account	Requirement
Individual, Sole Proprietorship and Joint Accounts Individual accounts are owned by one person, as are sole proprietorship accounts. Joint accounts have two or more owners (tenants).	● Instructions must be signed by all persons required to sign exactly as their names appear on the account.
Gifts or Transfers to a Minor (UGMA, UTMA) These custodial accounts provide a way to give money to a child and obtain tax benefits.	● Depending on state laws, you can set up a custodial account under the UGMA or the UTMA. ● The custodian must sign instructions in a manner indicating custodial capacity.
Business Entities	● Submit a Corporate/Organization Resolution form or similar document.
Trusts	● The trust must be established before an account can be opened. ● Provide a certified trust document, or the pages from the trust document that identify the trustees.

Page 12 — Monteagle Funds – Monteagle Informed Investor Growth Fund Prospectus

Investment Procedures

How to Open an Account	How to Add to Your Account

By Check

● Call or write us for an account application (and a Corporate/Organization Resolution form, if applicable).

● Complete the application (and resolution form).

● Mail us your application (and resolution form) and a check.

By Check ● Fill out an investment slip from a confirmation statement or write us a letter. ● Write your account number on your check. ● Mail us the slip (or your letter) and a check.

By Bank Wire

● Call or write us for an account application (and a Corporate/Organization Resolution form, if applicable).

● Complete the application (and resolution form).

● Call us to fax the completed application (and resolution form) and we will assign you an account number.

● Mail us your original application.

● Instruct your bank to wire your money to us.

By Bank Wire ● Call to notify us of your incoming wire. ● Instruct your bank to wire your money to us.
By Systematic Investment ● Complete the Systematic Investment section of the application. ● Attach a voided check to your application. ● Mail us the completed application and the voided check.

Systematic Investments. You may invest a specified amount of money in the Fund once or twice a month on specified dates. These payments are taken from your bank account by electronic transfer. The Transfer Agent currently pays the costs of this service, but reserves the right, upon 30 days’ written notice, to make reasonable changes. Your depository institution may impose its own charge for making transfers from your account. Systematic investments must be for at least $100. Please call the Transfer Agent at (888) 263-5593 for details.

Monteagle Funds – Monteagle Informed Investor Growth Fund Prospectus — Page 13

Limitations On Purchases. The Fund reserves the right to refuse any purchase (including exchange) request, particularly requests that could adversely affect the Fund or its operations. This includes those from any individual or group who, in the Fund’s view, is likely to engage in excessive trading.

Cancelled Or Failed Payments. The Fund accepts checks and electronic bank transfers at full value subject to collection. If your payment for shares is not received or you pay with a check or electronic bank transfer that does not clear, your purchase will be cancelled. You will be responsible for any losses or expenses incurred by the Fund or the Transfer Agent, and the Fund may redeem shares you own in the account (or another identically registered account in any Fund) as reimbursement. The Fund and its agents have the right to reject or cancel any purchase, exchange or redemption due to nonpayment.

Customer Identification And Verification. To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the Fund must obtain the following information for each person that opens a new account:

●	Name;

●	Date of birth (for individuals);

●	Residential or business street address (although post office boxes are still permitted for mailing); and

●	Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport, or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Fund and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

After an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified. The Fund also may close your account or take other appropriate action if it is unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed. In each case, your redemption proceeds may be worth more or less than your original investment. The Fund will not be responsible for any loss incurred due to the Fund’s inability to verify your identity.

Page 14 — Monteagle Funds – Monteagle Informed Investor Growth Fund Prospectus

Selling Shares

The Fund processes redemption orders promptly and you will receive redemption proceeds within a week. Delays may occur in cases of very large redemptions, excessive trading or during unusual market conditions. Under unusual circumstances as provided by the rules of the SEC, the Fund may delay payment of redemption proceeds for more than 7 days. The Fund will redeem your shares when the redemption request is received in proper form; however, if you recently purchased your shares by check and the Fund has not yet collected payment for those shares, your redemption proceeds will only be released when the Fund is reasonably satisfied that the check has cleared, which may take up to 15 calendar days.

How to Sell Shares from Your Account

By Mail

● Prepare a written request including:

● Your name(s) and signature(s)

● Your account number

● The Fund name

● The dollar amount or number of shares you want to sell

● How and where to send your proceeds

● Obtain a signature guarantee (if required)

● Obtain other documentation (if required)

● Mail us your request and documentation

By Bank Wire

● Wire requests are only available if you provided bank account information on your account application and your request is for $5,000 or more

● Call us with your request (unless you declined telephone redemption privileges on your account application) (See “By Telephone”) OR

● Mail us your request (See “By Mail”)

Monteagle Funds – Monteagle Informed Investor Growth Fund Prospectus — Page 15

How to Sell Shares from Your Account

By Telephone (for redemptions of $25,000 or less)

● Call us with your request (unless you declined telephone redemption privileges on your account application)

● Provide the following information:

● Your account number

● Exact name(s) in which the account is registered

● Additional form of identification

● Your proceeds will be:

● Mailed to you OR

● Wired to you (unless you did not provide bank account information on your account application) (See “By Wire”)

Systematically ● Complete the systematic withdrawal section of the application ● Attach a voided check to your application ● Mail us your completed application

Telephone Redemption Privileges. You may redeem your shares having a value of $25,000 or less by telephone by calling the Transfer Agent at (888) 263-5593 unless you declined telephone redemption privileges on your account application. Telephone redemptions may be requested only if the proceeds are to be sent to the shareholder of record and mailed to the address on record with the Fund.

Upon request, redemption proceeds of $100 or more may be sent to your bank by electronic transfer, and proceeds of $5,000 or more may be transferred by wire, in either case to the account stated on the account application. Shareholders may be charged a fee of $15 by the Fund’s custodian for outgoing wires.

Telephone redemption privileges and account designations may be changed by sending the Transfer Agent a written request with all signatures guaranteed as described above. The Transfer Agent requires personal identification before accepting any redemption request by telephone, and telephone redemption instructions may be recorded. If reasonable procedures are followed by the Transfer Agent, neither the Transfer Agent nor the Fund will be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming shares by telephone. If such a case should occur, redemption by mail should be considered.

Wire Redemptions. You may have your redemption proceeds wired to you if you provided bank account information on your account application. The minimum amount you may redeem by wire is $5,000. If you wish to make your wire request by telephone, you must also have telephone redemption privileges.

Page 16 — Monteagle Funds – Monteagle Informed Investor Growth Fund Prospectus

IRA Redemptions. If you are an IRA shareholder, you must indicate on your redemption request whether or not to withhold federal income tax. Requests that do not indicate a preference will be subject to withholding.

Systematic Withdrawal. If you own shares of the Fund with an aggregate value of at least $10,000, you may request a specified amount of money from your account once a month or once a quarter on a specified date. These payments can be sent to your address of record by check or to a designated bank account by ACH payment. Systematic requests must be for at least $100.

Signature Guarantee Requirements. To protect you and the Fund against fraud, certain redemption options will require a signature guarantee. A signature guarantee verifies the authenticity of your signature. The Transfer Agent will accept signatures guaranteed by a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which participates in the STAMP Medallion program sponsored by the Securities Transfer Association. Signature guarantees from financial institutions which do not participate in the STAMP Medallion program will not be accepted. A notary public cannot provide a signature guarantee. Written instructions signed by all registered owners, with a signature guarantee for each owner, are required for any of the following:

●	Request to redeem $100,000 or more;

●	Redemption from an account for which the address or account registration has changed within the last 30 days;

●	Sending redemption or distribution proceeds to any person, address, brokerage firm or bank account not on record; or

●	Sending redemption or distribution proceeds to an account with a different registration (name or ownership) from yours.

We reserve the right to require a signature guarantee(s) on all redemptions.

Small Accounts. If the value of your account falls below $2,000, the Fund may ask you to increase your balance. If the account value is still below $2,000 after 60 days, the Fund may close your account and send you the proceeds. The Fund will not close your account if it falls below this amount solely as a result of a reduction in your account’s market value.

Redemptions In Kind. The Fund reserves the right to pay redemption proceeds in portfolio securities rather than cash. These redemptions “in kind” usually occur if the amount requested is large enough to affect the Fund’s operations (for example, if it represents more than 1 percent of the Fund’s assets). A redemption in kind will consist of securities equal in market value to the Fund shares being redeemed. When you convert these securities to cash, you will pay brokerage charges.

Lost Accounts. The Transfer Agent will consider your account “lost” if correspondence to your address of record is returned as undeliverable, unless the Transfer Agent determines your new address. When an account is “lost,” all distributions on the account will be reinvested in additional shares of the Fund. In addition, the amount of any outstanding (unpaid for 6 months or more) checks for distributions that have been returned to the Transfer Agent will be reinvested and the checks will be cancelled.

Monteagle Funds – Monteagle Informed Investor Growth Fund Prospectus — Page 17

Exchange Privileges

You may sell your Fund shares and buy shares of any other series of the Trust, also known as an exchange, by telephone or in writing. Because exchanges are treated as a sale and purchase, they may have tax consequences. Shares of the Fund acquired by means of an exchange will be purchased at the NAV next determined after receipt of the exchange request in proper form by the Transfer Agent.

Requirements. You may exchange only between identically registered accounts (name(s), address and taxpayer ID number). To prevent the abuse of the exchange privilege to the disadvantage of other shareholders, the Fund reserves the right to terminate or modify the exchange privilege upon 60 days notice to shareholders. There is currently no limit on the number of exchanges, but each Fund reserves the right to limit exchanges. You may exchange your shares by mail or telephone, unless you declined telephone exchange privileges on your account application.

How to Exchange Shares

By Mail

● Prepare a written request including:

● Your name(s) and signature(s)

● Your account number

● The names of the funds you are exchanging

● The dollar amount or number of shares you want to sell (and exchange)

● If opening a new account, complete an account application if you are requesting different shareholder privileges

● Mail us your request and documentation

By Telephone

● Call us with your request (unless you declined telephone redemption privileges on your account application)

● Provide the following information:

● Your account number

● Exact name(s) in which account is registered

● Additional form of identification

The Transfer Agent requires personal identification before accepting any exchange request by telephone, and telephone exchange instructions may be recorded. If reasonable procedures are followed by the Transfer Agent, neither the Transfer Agent nor the Fund will be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in exchanging shares by telephone. If such a case should occur, sending exchange instructions by mail should be considered.

Page 18 — Monteagle Funds – Monteagle Informed Investor Growth Fund Prospectus

Market Timing

Excessive, short-term market timing or other abusive trading practices may disrupt portfolio management strategies, may drive Fund expenses higher, may increase taxable capital gains, and may harm Fund performance (diluting the value of Fund shares held by long-term investors).

It is the Trust’s policy to strongly discourage abusive short-term trading or market timing in the Fund. This policy and related procedures are designed to reduce, to the extent possible, investors from using the Fund for abusive short-term trading or market timing. To minimize harm to the Fund and its shareholders, the Trust reserves the right to reject any purchase order, including exchange purchases, for any reason, without prior notice, particularly orders that the Trust believes are made on behalf of persons engaging in excessive short-term trading.

Service providers to the Trust (primarily the Adviser and the Transfer Agent) will assist the Trust in undertaking steps necessary to implement this policy and related procedures. Trust service providers will assist the Trust in monitoring selected trades based on a shareholder’s trading activity and history in an effort to detect short-term trading activities. If as a result of this monitoring the service providers believe a shareholder has engaged in abusive trading practices, they will inform the Trust’s CCO and may, after consultation with or at the discretion of the Trust’s CCO, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder’s account.

The Fund relies on intermediaries to help enforce its market timing policies. If the Fund detects short-term trading activity, the Fund will seek the assistance of the intermediary to investigate that trading activity and take appropriate action, including prohibiting additional purchases of Fund shares by the intermediary and/or its client. Although the Fund has taken steps to discourage abusive short-term trading or market timing, the Fund cannot guarantee that such trading will not occur.

DISTRIBUTIONS AND TAXES

Distributions

The Fund declares and pays distributions from net investment income quarterly. Any net capital gains realized by the Fund will be distributed at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested. Shares become entitled to receive distributions on the day after the shares are issued.

Monteagle Funds – Monteagle Informed Investor Growth Fund Prospectus — Page 19

Taxes

The following information is meant as a general summary for U.S. taxpayers. Additional information appears in the Statement of Additional Information (“SAI”). Shareholders should rely on their own tax advisors for advice about the particular federal, state, and local tax consequences of investing in the Fund.

The Fund intends to qualify as a regulated investment company for federal income tax purposes, and as such, will not be subject to federal income tax on its taxable income and gains that it distributes to its shareholders. The Fund intends to distribute its income and gains in such a way that it will not be subject to federal excise tax on certain undistributed amounts.

The Fund’s distributions of net investment income (including short-term capital gains) are generally taxable to you as ordinary income, although certain dividends may be taxed to non-corporate shareholders at long-term capital gains rates. The Fund’s distributions of long-term capital gains, if any, generally are taxable to you as long-term capital gains regardless of how long you have held your shares of the Fund. Distributions may also be subject to state and local taxes.

If you purchase shares shortly before the Fund makes a distribution, you are taxed on the distribution even though the distribution may represent a return of your investment. The sale or exchange of Fund shares is a taxable transaction for Federal income tax purposes.

The Fund may be required to withhold Federal income taxes at the rate of 28% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the Internal Revenue Service that you are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against your Federal income tax liability.

The Fund will mail you reports by February 15 of each year containing information about the income tax status of taxable distributions paid during the prior year. For further information about the tax effects of investing in the Fund, including state and local tax matters, please see the SAI and consult your tax advisor.

Cost Basis Reporting. As of January 1, 2012, federal law requires that mutual fund companies report their shareholders’ cost basis, gain/loss, and holding period to the Internal Revenue Service on the Fund’s shareholders’ Form 1099s when “covered” securities are sold. Covered securities are any regulated investment company and/or dividend reinvestment plan shares acquired on or after January 1, 2012. The Fund has chosen Average Cost as its default tax lot identification method for all shareholders. A tax lot identification method is the way the Fund will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing net asset values, and the entire position is not sold at one time. The Fund’s standing tax lot identification method is the method covered shares will be reported on your Consolidated Form 1099 if you do not select a specific tax lot identification method. You may choose a method different than the Fund’s standing method and will be able to do so at the time of your purchase or upon the sale of covered shares. Please refer to the appropriate Internal Revenue Service regulations or consult your tax advisor with regard to your personal circumstances.

Page 20 — Monteagle Funds – Monteagle Informed Investor Growth Fund Prospectus

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund’s financial performance for the past five years and period shown. Certain information reflects financial results for a single Fund share. The total return in the table represents the rate an investor would have earned (or lost) on an investment in the Fund (assuming the reinvestment of all dividends and distributions). This information has been audited by Cohen Fund Audit Services, Ltd., the Fund’s independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the annual report to shareholders, which may be obtained at no charge by calling the Fund.

MONTEAGLE INFORMED INVESTOR GROWTH FUND
FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout each Year
Class I Shares	Year Ended August 31, 2015	Year Ended August 31, 2014	Year Ended August 31, 2013	Year Ended August 31, 2012	Year Ended August 31, 2011
Net asset value, beginning of year	$12.90	$11.75	$11.71	$10.62	$10.48

Income (loss) from investment operations:
Net investment loss (a)	(0.11)	(0.08)	(0.07)	(0.06)	(0.06)
Net realized and unrealized gain on investments	0.02	2.20	1.00	1.55	1.90
Total from investment operations	(0.09)	2.12	0.93	1.49	1.84

Less distributions:
From net realized capital gains	(2.07)	(0.97)	(0.89)	(0.40)	(1.70)
Total distributions	(2.07)	(0.97)	(0.89)	(0.40)	(1.70)

Net asset value, end of year	$10.74	$12.90	$11.75	$11.71	$10.62

Total Return (b)	0.24%	18.65%	9.03%	14.81%	15.35%

Net assets, end of year (000's omitted)	$11,975	$14,262	$13,305	$13,741	$17,784

Ratio of operating expenses to average net assets: (c)	1.37%	1.35%	1.37%	1.34%	1.33%

Ratio of net investment loss to average net assets: (a)	(0.99%)	(0.66%)	(0.59%)	(0.94%)	(0.53%)

Portfolio turnover rate	428%	290%	641%	795%	755%

(a)	Recognition of net investment income (loss) by the Fund is affected by the declaration of dividends by the underlying investment companies in which the Fund invests.

(b)

Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	The ratios of expenses to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

Monteagle Funds – Monteagle Informed Investor Growth Fund Prospectus — Page 21

MORE INFORMATION ABOUT THE FUND

Additional Information About the Investment Objectives, Strategies and Risks.

The Monteagle Informed Investor Growth Fund (the “Fund”) is a series of the Monteagle Funds.

THE FUND’S OBJECTIVE is long term growth of capital. The Fund’s investment objective may be changed without shareholder approval. The Fund will provide shareholders with at least 60 days notice before changing the objective. There can be no assurance that the Fund’s investment objective will be achieved.

A WORD ABOUT THE FUND: The Fund is a mutual fund which is a pooled investment vehicle that is professionally managed and that gives you the opportunity to participate in the financial markets. The Fund strives to reach its stated objective, although no assurances can be given that it will achieve that objective. Investments in the Fund are not bank deposits and are not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The Fund does not represent a complete investment program. Your investment in the Fund is not guaranteed, and you could lose money by investing in the Fund. A description of the Fund’s policies and procedures with respect to the disclosure of its portfolio holdings is available in the SAI.

The Fund seeks to achieve its objective by investing in “growth stocks.” These are stocks that the Fund’s Sub-adviser believes demonstrate accelerating cash flows, profit margins and/or revenues. The Sub-adviser emphasizes companies where management and/or large outside investors (such as banks, insurance companies and mutual funds) are buyers or owners of the stock or where the company itself is repurchasing its own shares on the open market. Each of these types of investment professionals is considered an “Informed Investor.”

Corporate management is far closer to the day-to-day activities of the companies they own or manage and are often in a much more informed position than the typical Wall Street “expert” to gauge the long-term effects that certain publicly disclosed information or developments may have on the future price of their company’s stock. The Informed Investor follows a long-term strategy that concentrates primarily on positive earnings developments within their own companies.

The catalyst of the strategy is Informed Investor ownership; but, investment decision-making for the Fund is triggered by detailed research analysis of such factors as a candidate company’s financial stability and strength, internal valuation and pricing

CONCEPTS TO UNDERSTAND

Common Stock means securities representing a type of equity ownership in a corporation junior to debt and all other equity interests, and providing the holders of shares of common stock certain voting and other rights.

Market Capitalization of a company means the total dollar market value of a corporation’s outstanding shares.

Page 22 — Monteagle Funds – Monteagle Informed Investor Growth Fund Prospectus

ratios, sector leadership and, most significantly, the sustainability of the earnings growth rate. Similar factors determine when a security is sold. For example, a stock may be sold if there are changes in trading activity by Informed Investors or changes in the company’s fundamentals, such as decelerating earnings or material changes in the debt-equity ratio of the company. In this regard, the Sub-adviser uses a strict sell discipline. The discipline has sell signals: sell-stops protect profits and minimize future losses; sell signal when stock’s “Loss Limit” price safeguard is violated; and sell signal on any advancing indicators of a company’s fundamental breakdown. A consequence of the Sub-adviser’s strategy, under certain market conditions, is high turnover.

The Fund invests primarily in common stocks of medium and large capitalization U.S. companies, but may invest in companies of any size. Although the Fund will not concentrate in any one industry, it is anticipated that the Fund’s portfolio will focus on a small, select group of industries (“growth industries”) which the Fund’s Sub-adviser believes offer superior growth opportunities based on overall economic trends.

The Fund may also invest a portion of its assets in broad market index exchange traded funds (“ETFs”). From time to time, the Fund’s Sub-adviser may determine that only a limited number of companies meet the criteria for investment described above. At such times, all or a significant portion of the Fund’s assets may be invested in ETFs, money market instruments (including money market mutual funds) or repurchase agreements for an extended period of time. The Sub-adviser’s strategy is not to buy and hold — or, if defensive, to place the portfolio in cash and let it sit idle. Instead, the Sub-adviser sees active trading as necessary to address market disturbances, volatility and the like. The Fund currently does not invest in leveraged or other ETFs that create exposure for the Fund to “commodity interests” as defined in the Commodity Exchange Act that would cause the Fund to be considered a “commodity pool” under that Act.

The Fund may from time to time assume a temporary defensive position that is inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. For example, the Fund may hold all or a portion of its assets in securities issued by the U.S. Government, cash or cash equivalents such as high quality money market instruments. If the Fund invests in shares of another mutual fund, the shareholders of the Fund generally will be subject to duplicative management fees. As a result of engaging in these temporary measures, the Fund may not achieve its investment objective.

The Fund is not intended to be a “Sector Fund” (a fund concentrating its investments in one industry or related group of industries). To address this risk, the Fund has adopted two policies. The first policy is to limit its investments in any industry or group of related industries to 25% of fund assets (the “Investment Limitation Policy”). The second policy is if the 25% threshold is exceeded due to market appreciation, the portfolio manager shall commence an orderly reduction in holdings to bring the aggregate investment in any industry or group of related industries to below 25% (the “Reduction Policy”). The Fund will provide shareholders with at least 60 days notice of any change to the Reduction Policy. The Fund is not required to, and will not, provide shareholders with notice of any change to the Investment Limitation Policy.

Monteagle Funds – Monteagle Informed Investor Growth Fund Prospectus — Page 23

Principal Investment Risks

An investment in the Fund is subject to investment risks, including the possible loss of the principal amount invested. This section provides more detailed information about the Fund’s principal investments and risks. This prospectus does not disclose all the types of securities or investment strategies that the Fund may use. The Fund’s statement of additional information provides more detailed information about the securities, investment strategies and risks described in this prospectus.

There is no assurance that the Fund will achieve its investment objective, and the Fund’s net asset value and total return will fluctuate based upon changes in the value of its portfolio securities. Upon redemption, an investment in the Fund may be worth less than its original cost. The Fund, by itself, does not provide a complete investment program. All investments made by the Fund have some risk. Among other things, the market value of any security in which the Fund may invest is based upon the market’s perception of value and not necessarily the par value of an issuer or other objective measure of the issuer’s worth.

The Fund is subject to the following principal investment risks:

Risks in General. Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets of the Fund’s investments. There is the risk that these and other factors may adversely affect the Fund’s performance. The loss of money is a risk of investing in the Fund. The Fund could underperform other investments.

Investment Selection Risk. The Fund’s ability to achieve its investment objective is dependent on the Sub-adviser’s ability to identify profitable investment opportunities for the Fund.

Small and Mid-Capitalization Risk. To the extent the Fund invests in underlying funds that invest in small and mid-capitalization companies or invests in such companies directly, the Fund will be subject to additional risks. The earnings and prospects of smaller companies are more volatile than larger companies, and smaller companies may experience higher failure rates than do larger companies. The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make prices fall more in response to selling pressure than is the case with larger companies. Smaller companies may also have limited markets, product lines, or financial resources, and may lack management experience.

Other Investment Company Securities and ETFs Risk. When the Fund invests in another mutual fund or ETF, the Fund will indirectly bear its proportionate share of any fees and expenses payable directly by the underlying fund. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the funds). The Fund has no control over the investments and related risks taken by the underlying funds in which it invests. In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to traditional mutual funds: (i) an ETF’s shares may trade at a market price that is above

Page 24 — Monteagle Funds – Monteagle Informed Investor Growth Fund Prospectus

or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Portfolio Turnover Risk. The Fund’s investment strategy may result in a high portfolio turnover rate. A high portfolio turnover would result in correspondingly greater brokerage commission expenses and may result in the distribution to shareholders of additional capital gains for tax purposes. These factors may negatively affect the Fund’s performance.

Volatility Risk. Common stocks tend to be more volatile than other investment choices. Because the Fund will emphasize various industries, the value of your shares is likely to be more volatile than a fund that invests in a broader range of industries.

NOTICE OF PRIVACY POLICY AND PROCEDURES

At the Monteagle Funds, we are committed to protecting your financial privacy.

The personal information that we have about you comes directly from you. You disclosed much of this information on your mutual fund account application or we may have contacted you by telephone or mail for additional information.

We keep information about the investments you purchase, transactions and payment history. We may in extreme cases collect personal information from outside sources, including consumer reporting agencies.

We do not sell shareholder information to anyone. We do not disclose your personal information to companies or organizations not affiliated with us. We may use your personal information to communicate with you about your investments. In addition, we may, as permitted by law and without your prior permission, provide personal information about you contained in our records or files to persons or organizations such as:

●	Persons who perform business functions for us, such as third parties that provide assistance in processing and servicing your account;

●	The Fund’s investment adviser; and

●	Regulatory or law-enforcement authorities.

We recognize the need to provide protection against unauthorized access to the information we collect, including that held in an electronic format on our computer systems. We maintain physical, electronic, and organizational safeguards to protect your personal information. We continually review our policies and practices, monitor our computer networks and test the strength of our security in order to help us ensure the safety of client information.

The Monteagle Funds consider privacy a fundamental right of shareholders and take seriously the obligation to safeguard shareholder information. We will adhere to the policies and practices above for both current and former shareholders. If you believe that any information about you is not accurate, please let us know.

Monteagle Funds – Monteagle Informed Investor Growth Fund Prospectus — Page 25

FOR MORE INFORMATION

Annual/Semi-Annual Reports

The Fund publishes annual and semi-annual reports to shareholders that provide additional information about the Fund’s investments. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information (“SAI”)

The SAI provides more detailed information about the Fund and it is incorporated by reference into, and is legally part of, this Prospectus.

Contacting the Fund

You can get free copies of the Fund’s annual and semi-annual reports and SAI, request other information and make inquiries about the Fund by contacting your broker, or by calling or writing the Fund at:

MONTEAGLE FUNDS
4520 Main Street
Suite 1425
Kansas City, MO 64111-1859
(888) 263-5593 www.monteaglefunds.com

Securities and Exchange Commission Information

You can also review the Fund’s reports, SAI and other information about the Fund at the Public Reference Room of the SEC. The scheduled hours of operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. You can get copies of this information, for a fee, by e-mailing or by writing to:

Public Reference Room
Securities and Exchange Commission
Washington, D.C. 20549-1520
E-mail address: public info@sec.gov

Free copies of the reports and SAI are available from the SEC’s Web site at: http://www.sec.gov

Investment Company Act File No. 811-08529

Monteagle Informed
Investor Growth Fund

MONTEAGLE FUNDS
4520 Main Street
Suite 1425
Kansas City, MO
64111-1859
www.monteaglefunds.com

C/O MATRIX CAPITAL GROUP, INC.
419 Lafayette Street
New York, NY 10003
(888) 263-5593

Monteagle
Quality Growth Fund

Prospectus

December 31, 2015

Class I Shares: MFGIX

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

FUND SUMMARY	1
MANAGEMENT	6
YOUR ACCOUNT	9
DISTRIBUTIONS AND TAXES	19
FINANCIAL HIGHLIGHTS	21
MORE INFORMATION ABOUT THE FUND	22
NOTICE OF PRIVACY POLICY AND PROCEDURES	25
FOR MORE INFORMATION	BACK COVER

FUND SUMMARY

Investment Objective

The investment objective of the Monteagle Quality Growth Fund (the “Fund”) is long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Sales Charge (Load) Imposed on Reinvested Distributions	None
Redemption Fee	None
Exchange Fee	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.20%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.11%
Total Annual Fund Operating Expenses	1.31%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$133	$415	$718	$1,579

Monteagle Funds – Monteagle Quality Growth Fund Prospectus — Page 1

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 25% of the average value of its portfolio.

Principal Investment Strategies

The Fund uses a “growth investing” style by investing, under normal circumstances, at least 80% of its assets in the common stock of domestic companies that its Sub-adviser believes have superior growth potential and fundamental characteristics that are significantly better than the market average and support internal earnings growth capability. The Fund invests in small and mid-capitalization companies that have a minimum market capitalization of $250 million at the time of purchase. The Fund seeks to maintain a minimum average weighted market capitalization of at least $5 billion.

Principal Investment Risks

An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following additional risks:

Investment Selection Risk. The Fund’s ability to achieve its investment objective is dependent on the Sub-adviser’s ability to identify profitable investment opportunities for the Fund.

Market Risk. The value of securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets, including fluctuation in interest rates, national and international economic conditions and general equity market conditions.

Small and Mid-Capitalization Risk. The Fund may invest in small and medium capitalization companies which involve greater risks than those associated with larger, more established companies. Smaller companies may be subject to more abrupt or erratic price movements.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is not a complete investment program.

Page 2 — Monteagle Funds – Monteagle Quality Growth Fund Prospectus

Performance

The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The following chart shows the total return of the Fund for the past ten full calendar years for periods subsequent to the effective date of the Fund’s registration statement.

The Fund’s Institutional Class Shares year-to-date total return through September 30, 2015 was -4.77%.

During the period shown in the bar chart, the highest quarterly return was 14.43% (for the quarter ended March 31, 2012) and the lowest return was -23.95% (for the quarter ended December 31, 2008).

Monteagle Funds – Monteagle Quality Growth Fund Prospectus — Page 3

Average Annual Total Returns
For the Period Ended December 31, 2014

The table below shows how the Fund’s average annual total returns compared to those of the S&P 500 Index® and the Russell 1000 Growth Index®. The Russell 1000 Growth Index®, which measures the performance of the large-cap growth segment of the U.S. equity universe and includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values, is provided as a supplemental benchmark because it is reflective of the market for growth stocks in which the Fund invests. The table also presents the impact of taxes on the Fund’s returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local income taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own the Fund in a tax-deferred account, such as an individual retirement account (“IRA”) or a 401(k) plan, after-tax returns are not relevant to your investment because such accounts are subject to taxes only upon distribution.

Monteagle Quality Growth Fund	1 Year	5 Years	10 Years [1]
Institutional Class Return Before Taxes	9.78%	12.35%	5.95%
Institutional Class Return After Taxes on Distributions	9.57%	12.25%	5.89%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	6.10%	10.25%	4.95%
S&P 500 Index®
(reflects no deduction for fees, expenses, or taxes)	13.69%	15.45%	7.67%
Russell 1000 Growth Index®
(reflects no deduction for fees, expenses or taxes)	13.05%	15.80%	8.49%

[1]	Performance reflects fee waivers by the Fund’s investment adviser for periods prior to 2007; had advisory fees not been waived during such periods, returns would be less than those shown.

Investment Adviser and Sub-Adviser

Nashville Capital Corporation is the investment adviser to the Fund. Garcia Hamilton & Associates, L.P. is the investment Sub-adviser to the Fund.

Portfolio Managers

●	Curt Rohrman, Partner and Director of Equity Investments of the Sub-adviser, has managed the Fund since December 31, 2007.

Page 4 — Monteagle Funds – Monteagle Quality Growth Fund Prospectus

Purchase and Sale of Fund Shares

Generally, you may purchase or redeem Fund shares on any business day by mail (Monteagle Funds, 4520 Main Street, Suite 1425, Kansas City, MO 64111) or by wire transfer. Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly. The minimum investment for the Fund is $50,000 and there is no subsequent minimum investment. To open an Individual Retirement Account (IRA), contact the Transfer Agent at (888) 263-5593.

Tax Information

You will generally be subject to federal income tax each year on dividend and distribution payments, as well as on any gain realized when you sell (redeem) or exchange your Fund shares. If you hold fund shares through a tax-deferred account (such as a retirement plan), you generally will not owe tax until you receive a distribution from the account.

Financial Intermediary Compensation

Payments to Broker-Dealers and Other Financial Intermediaries. If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Monteagle Funds – Monteagle Quality Growth Fund Prospectus — Page 5

MANAGEMENT

Adviser

Nashville Capital Corporation (“Nashville Capital” or the “Adviser”), 2506 Winford Ave., Nashville, Tennessee 37211 serves as investment adviser to the Fund pursuant to a Management Agreement with Monteagle Funds (the “Trust”). Subject to the general oversight of the Board of Trustees of the Trust (the “Board”), the Adviser is responsible for among other things, developing a continuing investment program for the Fund in accordance with its investment objective, reviewing the investment strategies and policies of the Fund and advising the Board on the selection of Sub-advisers.

In this capacity, Nashville Capital advises and assists the officers of the Trust in conducting the business of the Fund and is responsible for providing general investment advice and guidance to the Fund, although the Adviser has delegated responsibility for the selection and ongoing monitoring of the securities in the Fund’s investment portfolio to Garcia Hamilton & Associates, L.P. Nashville Capital was formed in 1986 and, as of August 31, 2015, managed assets of $130 million.

Pursuant to the Management Agreement, the Adviser is paid a management fee based on the Fund’s average daily net assets according to the following schedule:

Average Daily Net Assets of the Fund	Annual Management Fee Rate
First $25 million	1.200%
$25 million to $50 million	1.115%
$50 million to $100 million	0.975%
Over $100 million	0.875%

The Adviser pays all of the operating expenses of the Fund except costs of membership in trade associations, SEC registration fees and related expenses, brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expense on securities sold short), litigation expenses, fees and expenses of non-interested Trustees, 50% of the compensation of the Trust’s Chief Compliance Officer (the “CCO”) attributable to the Fund, and extraordinary expenses. In this regard, it should be noted that most investment companies pay their own operating expenses directly, while the Fund’s expenses, except those specified above, are paid by the Adviser.

For the fiscal year ended August 31, 2015, the Adviser received an aggregate fee of 1.20% for investment advisory services performed, expressed as a percentage of average net assets of the Fund.

Page 6 — Monteagle Funds – Monteagle Quality Growth Fund Prospectus

The Fund’s expenses are comprised of expenses directly attributable to the Fund as well as expenses that are allocated among all series of the Trust. In addition, the Adviser is responsible for distribution expenses – including, among other things, the expense of printing and mailing prospectuses and sales materials used for promotional purposes. The Adviser or the Sub-adviser (not the Fund) may, from its management fee, pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution-related services and/or performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute or regulation.

A discussion regarding the basis for approval by the Board of Trustees of the Trust’s Management Agreement with the Adviser is available in the Fund’s semi-annual report for the period ended February 28, 2015.

Sub-Adviser / Portfolio Managers

The Adviser has the ultimate responsibility (subject to oversight by the Board) to oversee the Fund’s Sub-adviser and recommend its hiring, termination and replacement. The Adviser has entered into an investment sub-advisory agreement with Garcia Hamilton & Associates, L.P. (“GHA”), under which GHA serves as the Fund’s Sub-adviser. The Adviser has retained GHA to render advisory services and make daily investment decisions for the Fund. The day-to-day management of the Fund is performed by portfolio managers employed by GHA. GHA is registered as an investment adviser under the Investment Advisers Act of 1940. Information regarding GHA and its portfolio managers’ business experience and educational background follow:

Garcia Hamilton & Associates, L.P. (“GHA”) at 5 Houston Center, 1401 McKinney, Suite 1600, Houston, Texas 77010, manages the portfolio of the Fund and has since March 1998. As of August 31, 2015, GHA manages over $5.5 billion for institutions and high net worth individuals and invests in high quality domestic securities.

A discussion regarding the basis for the most recent approval by the Board of Trustees of the Sub-Advisory Agreement by and among the Trust, the Adviser and GHA is available in the Fund’s semi-annual report for the period ended February 28, 2015.

PORTFOLIO MANAGERS. Investment decisions of the Fund are made by Curt Rohrman who is primarily responsible for all aspects of the day-to-day management of the Fund. GHA has managed the Fund since its inception and Mr. Rohrman has been managing the Fund since 2007. Additionally, Mr. Rohrman has been part of the equity investment process since joining GHA in 2006.

Monteagle Funds – Monteagle Quality Growth Fund Prospectus — Page 7

CURT ROHRMAN, CFA. Mr. Rohrman, a Partner and Director of Equity Investments who has been with GHA (and its predecessor) since 2006 as an Equity Portfolio Manager. Prior to joining GHA, from 2002-2005, Mr. Rohrman served as Senior Portfolio Manager responsible for growth and core equity strategies at Vaughan Nelson Investment Management. Mr. Rohrman is a Chartered Financial Analyst. He received a B.B.A. Summa Cum Laude in Finance and Marketing from Texas Christian University in 1984 and an M.B.A. from the University of Texas at Austin in 1988. His prior position was Equity Portfolio Manager. He has been a critical component of the equity process since he joined the Firm and was an architect of equity process enhancements implemented in early 2006. He oversees the GHA Equity Investment Team which includes a support staff of two analysts and one quantitative strategist.

The Fund’s Statement of Additional Information contains further details about the portfolio manager’s compensation, other accounts he manages, and his ownership of Fund shares.

Other Service Providers

M3Sixty Administration, LLC (the “Transfer Agent”) provides certain administration, portfolio accounting, and transfer agent and shareholder services to the Fund. The Transfer Agent’s address is 4520 Main Street, Suite 1425, Kansas City, MO 64111.

Matrix Capital Group, Inc. (the “Distributor”), the principal underwriter of the Fund, acts as the Fund’s representative in connection with the offering of Fund shares. The Fund may be offered by other broker-dealers as well. The Distributor is affiliated with the Transfer Agent but is not affiliated with the Adviser nor its affiliated companies.

The fees and other charges (except for any extraordinary expenses) associated with the Fund’s service providers are paid by the Adviser.

Page 8 — Monteagle Funds – Monteagle Quality Growth Fund Prospectus

YOUR ACCOUNT

Who May Want to Invest in the Fund

You may want to purchase shares of the Fund if:

●	You are willing to tolerate significant fluctuations in the value of your investment

●	You are pursuing a long-term goal

●	You are willing to accept higher short-term risk

The Fund may not be appropriate for you if:

●	You want an investment that pursues market trends or focuses only on particular sectors or industries

●	You need regular income or stability of principal

●	You are pursuing a short-term goal or investing emergency reserves

General Information

You pay no sales charges to purchase or sell (redeem) shares of the Fund. You may purchase and sell shares at the net asset value (“NAV”) next calculated after receipt of your purchase order in proper form. If your purchase order is received in proper form prior to 4:00 p.m. (Eastern time), your transaction will be priced at that day’s NAV. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

The Fund does not issue share certificates.

You will receive quarterly statements and a confirmation of each transaction. You should verify the accuracy of all transactions in your account as soon as you receive your confirmation.

The Fund reserves the right to impose new minimum investment amounts and may temporarily suspend (during unusual market conditions) or discontinue any service or privilege.

How to Contact the Fund

Write to us at:

Monteagle Funds
4520 Main Street
Suite 1425
Kansas City, MO 64111-1859

Overnight Address:

Monteagle Funds
4520 Main Street
Suite 1425
Kansas City, MO 64111-1859

Distributor:

Matrix Capital Group, Inc.
419 Lafayette Street
New York, NY 10003

Telephone us Toll-Free at:

(888) 263-5593

Wire investments
(or ACH payments) to:

Please call the Transfer Agent at
(888) 263-5593 for wiring instructions.

Monteagle Funds – Monteagle Quality Growth Fund Prospectus — Page 9

When and How NAV is Determined. The Fund calculates its NAV as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (generally 4:00 p.m., Eastern time) on each weekday except days when the Exchange is closed. The price at which a purchase or redemption is effected is based on the next calculation of NAV after the order is placed. The time at which NAV is calculated may change in case of an emergency or if the Exchange closes early. The Fund’s NAV is determined by taking the market value of all securities owned by the Fund (plus all other assets such as cash), subtracting all liabilities and then dividing the result (net assets) by the number of shares outstanding. The Fund values securities for which market quotations are readily available at current market value. If market quotations are not readily available or are considered to be unreliable due to significant market or other events, the Fund values securities at fair value, as determined under procedures adopted by the Board of Directors of the Trust (e.g., if the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Fund’s NAV calculation). The NAV may be different if fair value is utilized rather than using market quotations.

Transactions Through Third Parties. Shares of the Fund may be purchased through certain brokerage firms and financial institutions that are authorized to accept orders on behalf of the Fund and such organizations may be authorized to designate intermediaries to accept orders on behalf of the Fund. Orders will be priced at the NAV next determined after your order is received by such organization, or its designee, in proper form. These organizations may charge you transaction fees on purchases of Fund shares and may impose other charges or restrictions or account options that differ from those applicable to shareholders who purchase shares directly through the Fund. These organizations may be the shareholders of record of your shares. The Fund is not responsible for ensuring that the organizations carry out their obligations to their customers. Shareholders investing in this manner should look to the organization through which they invest for specific instructions on how to purchase and redeem shares.

Buying Shares

How to Make Payments. All investments must be in U.S. dollars and checks must be drawn on a U.S. financial institution. The Fund does not accept cash, drafts, “starter” checks, travelers checks, credit card checks, post-dated checks, cashier’s checks under $10,000, or money orders. In addition, the Fund does not accept checks made payable to third parties.

●	Checks. Checks must be made payable to “Monteagle Funds.” The Transfer Agent will charge $25 against a shareholder’s account for any check returned for insufficient funds.

Page 10 — Monteagle Funds – Monteagle Quality Growth Fund Prospectus

●

By sending your check to the Transfer Agent, please be aware that you are authorizing the Transfer Agent to make a one-time electronic debit from your account at the financial institution indicated on your check. Your bank account will be debited as early as the same day the Transfer Agent receives your payment in the amount of your check; no additional amount will be added to the total. The transaction will appear on your bank statement. Your original check will be destroyed once processed, and you will not receive your canceled check back. If the Transfer Agent cannot post the transaction electronically, you authorize the Transfer Agent to present an image copy of your check for payment.

●
Bank Wires. Instruct your financial institution to make a federal funds wire payment to us. Your ﬁnancial institution may charge you a fee for this service. The Fund requires advance notification of all wire purchases in order to ensure that the wire is received in proper form and that your account is subsequently credited in a timely fashion. Failure to notify the Transfer Agent prior to the transmittal of the bank wire may result in a delay in purchasing shares of the Fund. An order is considered received when Huntington National Bank, the Fund’s custodian, receives payment by wire. If your account application was telecopied to the Transfer Agent, you must also mail the completed account application to the Transfer Agent on the same day the wire payment is made. Shares will be issued at the NAV next computed after receipt of your wire in proper form.

●	IRA Accounts. Please note that a different procedure is used for opening Individual Retirement Accounts (IRAs). Please call the Transfer Agent at (888) 263-5593 for details.

Minimum Investments. The minimum initial investment for the Fund is $50,000. There is no minimum for additional investments. Management of the Fund may choose to waive the initial investment minimum.

Monteagle Funds – Monteagle Quality Growth Fund Prospectus — Page 11

Account Requirements

Type of Account	Requirement
Individual, Sole Proprietorship and Joint Accounts Individual accounts are owned by one person, as are sole proprietorship accounts. Joint accounts have two or more owners (tenants).	● Instructions must be signed by all persons required to sign exactly as their names appear on the account.
Gifts or Transfers to a Minor (UGMA, UTMA) These custodial accounts provide a way to give money to a child and obtain tax benefits.	● Depending on state laws, you can set up a custodial account under the UGMA or the UTMA. ● The custodian must sign instructions in a manner indicating custodial capacity.
Business Entities	● Submit a Corporate/Organization Resolution form or similar document.
Trusts	● The trust must be established before an account can be opened. ● Provide a certified trust document, or the pages from the trust document that identify the trustees.

Page 12 — Monteagle Funds – Monteagle Quality Growth Fund Prospectus

Investment Procedures

How to Open an Account	How to Add to Your Account

By Check

● Call or write us for an account application (and a Corporate/Organization Resolution form, if applicable).

● Complete the application (and resolution form).

● Mail us your application (and resolution form) and a check.

By Check ● Fill out an investment slip from a confirmation statement or write us a letter. ● Write your account number on your check. ● Mail us the slip (or your letter) and a check.

By Bank Wire

● Call or write us for an account application (and a Corporate/Organization Resolution form, if applicable).

● Complete the application (and resolution form).

● Call us to fax the completed application (and resolution form) and we will assign you an account number.

● Mail us your original application.

● Instruct your bank to wire your money to us.

By Bank Wire ● Call to notify us of your incoming wire. ● Instruct your bank to wire your money to us.
By Systematic Investment ● Complete the Systematic Investment section of the application. ● Attach a voided check to your application. ● Mail us the completed application and the voided check.

Systematic Investments. You may invest a specified amount of money in the Fund once or twice a month on specified dates. These payments are taken from your bank account by electronic transfer. The Transfer Agent currently pays the costs of this service, but reserves the right, upon 30 days’ written notice, to make reasonable changes. Your depository institution may impose its own charge for making transfers from your account. Systematic investments must be for at least $100. Please call the Transfer Agent at (888) 263-5593 for details.

Monteagle Funds – Monteagle Quality Growth Fund Prospectus — Page 13

Limitations on Purchases. The Fund reserves the right to refuse any purchase (including exchange) request, particularly requests that could adversely affect the Fund or its operations. This includes those from any individual or group who, in the Fund’s view, is likely to engage in excessive trading.

Cancelled or Failed Payments. The Fund accepts checks and electronic bank transfers at full value subject to collection. If your payment for shares is not received or you pay with a check or electronic bank transfer that does not clear, your purchase will be cancelled. You will be responsible for any losses or expenses incurred by the Fund or the Transfer Agent, and the Fund may redeem shares you own in the account (or another identically registered account in any Fund) as reimbursement. The Fund and its agents have the right to reject or cancel any purchase, exchange or redemption due to nonpayment.

Customer Identification and Verification. To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the Fund must obtain the following information for each person that opens a new account:

●	Name;

●	Date of birth (for individuals);

●	Residential or business street address (although post office boxes are still permitted for mailing); and

●	Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport, or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Fund and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

After an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified. The Fund also may close your account or take other appropriate action if it is unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed. In each case, your redemption proceeds may be worth more or less than your original investment. The Fund will not be responsible for any loss incurred due to the Fund’s inability to verify your identity.

Page 14 — Monteagle Funds – Monteagle Quality Growth Fund Prospectus

Selling Shares

The Fund processes redemption orders promptly and you will receive redemption proceeds within a week. Delays may occur in cases of very large redemptions, excessive trading or during unusual market conditions. Under unusual circumstances as provided by the rules of the SEC, the Fund may delay payment of redemption proceeds for more than 7 days. The Fund will redeem your shares when the redemption request is received in proper form; however, if you recently purchased your shares by check and the Fund has not yet collected payment for those shares, your redemption proceeds will only be released when the Fund is reasonably satisfied that the check has cleared, which may take up to 15 calendar days.

How to Sell Shares from Your Account

By Mail

● Prepare a written request including:

● Your name(s) and signature(s)

● Your account number

● The Fund name

● The dollar amount or number of shares you want to sell

● How and where to send your proceeds

● Obtain a signature guarantee (if required)

● Obtain other documentation (if required)

● Mail us your request and documentation

By Bank Wire

● Wire requests are only available if you provided bank account information on your account application and your request is for $5,000 or more

● Call us with your request (unless you declined telephone redemption privileges on your account application) (See “By Telephone”) OR

● Mail us your request (See “By Mail”)

Monteagle Funds – Monteagle Quality Growth Fund Prospectus — Page 15

How to Sell Shares from Your Account

By Telephone (for redemptions of $25,000 or less)

● Call us with your request (unless you declined telephone redemption privileges on your account application)

● Provide the following information:

● Your account number

● Exact name(s) in which the account is registered

● Additional form of identification

● Your proceeds will be:

● Mailed to you OR

● Wired to you (unless you did not provide bank account information on your account application) (See “By Wire”)

Systematically ● Complete the systematic withdrawal section of the application ● Attach a voided check to your application ● Mail us your completed application

Telephone Redemption Privileges. You may redeem your shares having a value of $25,000 or less by telephone by calling the Transfer Agent at (888) 263-5593 unless you declined telephone redemption privileges on your account application. Telephone redemptions may be requested only if the proceeds are to be sent to the shareholder of record and mailed to the address on record with the Fund.

Upon request, redemption proceeds of $100 or more may be sent to your bank by electronic transfer, and proceeds of $5,000 or more may be transferred by wire, in either case to the account stated on the account application. Shareholders may be charged a fee of $15 by the Fund’s custodian for outgoing wires.

Telephone redemption privileges and account designations may be changed by sending the Transfer Agent a written request with all signatures guaranteed as described above. The Transfer Agent requires personal identification before accepting any redemption request by telephone, and telephone redemption instructions may be recorded. If reasonable procedures are followed by the Transfer Agent, neither the Transfer Agent nor the Fund will be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming shares by telephone. If such a case should occur, redemption by mail should be considered.

Wire Redemptions. You may have your redemption proceeds wired to you if you provided bank account information on your account application. The minimum amount you may redeem by wire is $5,000. If you wish to make your wire request by telephone, you must also have telephone redemption privileges.

Page 16 — Monteagle Funds – Monteagle Quality Growth Fund Prospectus

IRA Redemptions. If you are an IRA shareholder, you must indicate on your redemption request whether or not to withhold federal income tax. Requests that do not indicate a preference will be subject to withholding.

Systematic Withdrawal. If you own shares of the Fund with an aggregate value of at least $10,000, you may request a specified amount of money from your account once a month or once a quarter on a specified date. These payments can be sent to your address of record by check or to a designated bank account by electronic transfer. Systematic requests must be for at least $100.

Signature Guarantee Requirements. To protect you and the Fund against fraud, certain redemption options will require a signature guarantee. A signature guarantee verifies the authenticity of your signature. The Transfer Agent will accept signatures guaranteed by a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which participates in the STAMP Medallion program sponsored by the Securities Transfer Association. Signature guarantees from financial institutions which do not participate in the STAMP Medallion program will not be accepted. A notary public cannot provide a signature guarantee. Written instructions signed by all registered owners, with a signature guarantee for each owner, are required for any of the following:

●	Request to redeem $100,000 or more;

●	Redemption from an account for which the address or account registration has changed within the last 30 days;

●	Sending redemption or distribution proceeds to any person, address, brokerage firm or bank account not on record; or

●	Sending redemption or distribution proceeds to an account with a different registration (name or ownership) from yours.

We reserve the right to require a signature guarantee(s) on all redemptions.

Small Accounts. If the value of your account falls below $2,000, the Fund may ask you to increase your balance. If the account value is still below $2,000 after 60 days, the Fund may close your account and send you the proceeds. The Fund will not close your account if it falls below this amount solely as a result of a reduction in your account’s market value.

Redemptions In Kind. The Fund reserves the right to pay redemption proceeds in portfolio securities rather than cash. These redemptions “in kind” usually occur if the amount requested is large enough to affect the Fund’s operations (for example, if it represents more than 1 percent of the Fund’s assets). A redemption in kind will consist of securities equal in market value to the Fund shares being redeemed. When you convert these securities to cash, you will pay brokerage charges.

Lost Accounts. The Transfer Agent will consider your account “lost” if correspondence to your address of record is returned as undeliverable, unless the Transfer Agent determines your new address. When an account is “lost,” all distributions on the account will be reinvested in additional shares of the Fund. In addition, the amount of any outstanding (unpaid for 6 months or more) checks for distributions that have been returned to the Transfer Agent will be reinvested and the checks will be cancelled.

Monteagle Funds – Monteagle Quality Growth Fund Prospectus — Page 17

Exchange Privileges

You may sell your Fund shares and buy shares of any other series of the Trust, also known as an exchange, by telephone or in writing. Because exchanges are treated as a sale and purchase, they may have tax consequences. Shares of the Fund acquired by means of an exchange will be purchased at the NAV next determined after receipt of the exchange request in proper form by the Transfer Agent.

Requirements. You may exchange only between identically registered accounts (name(s), address and taxpayer ID number). To prevent the abuse of the exchange privilege to the disadvantage of other shareholders, the Fund reserves the right to terminate or modify the exchange privilege upon 60 days notice to shareholders. There is currently no limit on the number of exchanges, but each Fund reserves the right to limit exchanges. You may exchange your shares by mail or telephone, unless you declined telephone exchange privileges on your account application.

How to Exchange Shares

By Mail

● Prepare a written request including:

● Your name(s) and signature(s)

● Your account number

● The names of the funds you are exchanging

● The dollar amount or number of shares you want to sell (and exchange)

● If opening a new account, complete an account application if you are requesting different shareholder privileges

● Mail us your request and documentation

By Telephone

● Call us with your request (unless you declined telephone redemption privileges on your account application)

● Provide the following information:

● Your account number

● Exact name(s) in which account is registered

● Additional form of identification

The Transfer Agent requires personal identification before accepting any exchange request by telephone, and telephone exchange instructions may be recorded. If reasonable procedures are followed by the Transfer Agent, neither the Transfer Agent nor the Fund will be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in exchanging shares by telephone. If such a case should occur, sending exchange instructions by mail should be considered.

Page 18 — Monteagle Funds – Monteagle Quality Growth Fund Prospectus

Market Timing

Excessive, short-term market timing or other abusive trading practices may disrupt portfolio management strategies, may drive Fund expenses higher, may increase taxable capital gains, and may harm Fund performance (diluting the value of Fund shares held by long-term investors).

It is the Trust’s policy to strongly discourage abusive short-term trading or market timing in the Fund. This policy and related procedures are designed to reduce, to the extent possible, investors from using the Fund for abusive short-term trading or market timing. To minimize harm to the Fund and its shareholders, the Trust reserves the right to reject any purchase order, including exchange purchases, for any reason without prior notice, particularly orders that the Trust believes are made on behalf of persons engaging in excessive short-term trading.

Service providers to the Trust (primarily the Adviser and the Transfer Agent) will assist the Trust in undertaking steps necessary to implement this policy and related procedures. Trust service providers will assist the Trust in monitoring selected trades based on a shareholder’s trading activity and history in an effort to detect short-term trading activities. If as a result of this monitoring the service providers believe a shareholder has engaged in abusive trading practices, they will inform the Trust’s CCO and may, after consultation with or at the discretion of the Trust’s CCO, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder’s account.

The Fund relies on intermediaries to help enforce its market timing policies. If the Fund detects short-term trading activity, the Fund will seek the assistance of the intermediary to investigate that trading activity and take appropriate action, including prohibiting additional purchases of Fund shares by the intermediary and/or its client. Although the Fund has taken steps to discourage abusive short-term trading or market timing, the Fund cannot guarantee that such trading will not occur.

DISTRIBUTIONS AND TAXES

Distributions

The Fund declares and pays distributions from net investment income quarterly. Any net capital gains realized by the Fund will be distributed at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested. Shares become entitled to receive distributions on the day after the shares are issued.

Monteagle Funds – Monteagle Quality Growth Fund Prospectus — Page 19

Taxes

The following information is meant as a general summary for U.S. taxpayers. Additional information appears in the Statement of Additional Information (“SAI”). Shareholders should rely on their own tax advisors for advice about the particular federal, state, and local tax consequences of investing in the Fund.

The Fund intends to qualify as a regulated investment company for federal income tax purposes, and as such, will not be subject to federal income tax on its taxable income and gains that it distributes to its shareholders. The Fund intends to distribute its income and gains in such a way that it will not be subject to federal excise tax on certain undistributed amounts.

The Fund’s distributions of net investment income (including short-term capital gains) are generally taxable to you as ordinary income, although certain dividends may be taxed to non-corporate shareholders at long-term capital gains rates. The Fund’s distributions of long-term capital gains, if any, generally are taxable to you as long-term capital gains regardless of how long you have held your shares of the Fund. Distributions may also be subject to state and local taxes.

If you purchase shares shortly before the Fund makes a distribution, you are taxed on the distribution even though the distribution may represent a return of your investment. The sale or exchange of Fund shares is a taxable transaction for Federal income tax purposes.

The Fund may be required to withhold Federal income taxes at the rate of 28% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the Internal Revenue Service that you are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against your Federal income tax liability.

The Fund will mail you reports by February 15 of each year containing information about the income tax status of taxable distributions paid during the prior year. For further information about the tax effects of investing in the Fund, including state and local tax matters, please see the SAI and consult your tax advisor.

Cost Basis Reporting. As of January 1, 2012, federal law requires that mutual fund companies report their shareholders’ cost basis, gain/loss, and holding period to the Internal Revenue Service on the Fund’s shareholders’ Form 1099s when “covered” securities are sold. Covered securities are any regulated investment company and/or dividend reinvestment plan shares acquired on or after January 1, 2012. The Fund has chosen Average Cost as its default tax lot identification method for all shareholders. A tax lot identification method is the way the Fund will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing net asset values, and the entire position is not sold at one time. The Fund’s standing tax lot identification method is the method covered shares will be reported on your Consolidated Form 1099 if you do not select a specific tax lot identification method. You may choose a method different than the Fund’s standing method and will be able to do so at the time of your purchase or upon the sale of covered shares.

Please refer to the appropriate Internal Revenue Service regulations or consult your tax advisor with regard to your personal circumstances.

Page 20 — Monteagle Funds – Monteagle Quality Growth Fund Prospectus

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represents the rate an investor would have earned (or lost) on an investment in the Fund (assuming the reinvestment of all dividends and distributions). This information has been audited by Cohen Fund Audit Services, Ltd., the Fund’s independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the annual report to shareholders, which may be obtained at no charge by calling the Fund.

MONTEAGLE QUALITY GROWTH FUND
FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout each Year
Class I Shares	Year Ended August 31, 2015	Year Ended August 31, 2014	Year Ended August 31, 2013	Year Ended August 31, 2012	Year Ended August 31, 2011
Net asset value, beginning of year	$12.99	$10.65	$9.95	$8.71	$7.14

Income from investment operations:
Net investment income	0.05	— (a)	0.04	0.02	— (a)
Net realized and unrealized gain on investments	0.26	2.35	0.72	1.22	1.57
Total from investment operations	0.31	2.35	0.76	1.24	1.57

Less distributions:
From net investment income	(0.02)	(0.01)	(0.06)	— (b)	— (b)
From net realized gains on investments	(0.12)	—	—	—	—
Total distributions	(0.14)	(0.01)	(0.06)	—	—

Net asset value, end of year	$13.16	$12.99	$10.65	$9.95	$8.71

Total Return (c)	2.43%	22.05%	7.62%	14.26%	22.02%

Net assets, end of year (000's omitted)	$24,763	$24,057	$25,553	$28,225	$22,765

Ratio of operating expenses to average net assets:	1.31%	1.31%	1.30%	1.33%	1.32%

Ratio of net investment income to average net assets:	0.36%	0.03%	0.34%	0.26%	0.02%

Portfolio turnover rate	25%	27%	50%	54%	62%

(a)	Net investment income (loss) per share resulted in less than $0.01 per share.

(b)	Distributions per share were $(0.0016) for the year ended August 31, 2012 and $(0.0025) for the year ended August 31, 2011.

(c)

Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

Monteagle Funds – Monteagle Quality Growth Fund Prospectus — Page 21

MORE INFORMATION ABOUT THE FUND

Additional Information About the Investment Objectives, Strategies and Risks.

The Monteagle Quality Growth Fund (the “Fund”) is a series of the Monteagle Funds.

THE FUND’S OBJECTIVE is long-term capital appreciation. The Fund’s objective may be changed without shareholder approval. The Fund will provide shareholders with at least 60 days notice before changing the objective. There can be no assurance that the Fund’s investment objective will be achieved.

A WORD ABOUT THE FUND: The Fund is a mutual fund which is a pooled investment vehicle that is professionally managed and that gives you the opportunity to participate in the financial markets. The Fund strives to reach its stated objective, although no assurances can be given that it will achieve that objective. Investments in the Fund are not bank deposits and are not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The Fund does not represent a complete investment program. Your investment in the Fund is not guaranteed, and you could lose money by investing in the Fund. A description of the Fund’s policies and procedures with respect to the disclosure of its portfolio holdings is available in the SAI.

The Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of its assets in the common stock of domestic companies. This policy will not be changed without 60 days’ prior written notice to shareholders. The Fund only invests in companies having a minimum market capitalization of $250 million at the time of purchase, and seeks to maintain a minimum average weighted market capitalization of at least $5 billion.

The Fund invests in the securities of issuers that its Sub-adviser believes have superior growth potential and fundamental characteristics that are significantly better than the market average and support internal earnings growth capability. The Fund may invest in the securities of companies whose growth potential is, in the Sub-adviser’s opinion, generally unrecognized or misperceived by the market. The Sub-adviser may also look to changes in a company that involve a sharp increase in earnings, the hiring of new management or measures taken to close the gap between the company’s share price and takeover/asset value.

CONCEPTS TO UNDERSTAND

Common Stock means securities representing a type of equity ownership in a corporation junior to debt and all other equity interests, and providing the holders of shares of common stock certain voting and other rights.

Market Capitalization of a company means the total dollar market value of a corporation’s outstanding shares.

Page 22 — Monteagle Funds – Monteagle Quality Growth Fund Prospectus

The Fund may from time to time assume a temporary defensive position that is inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. For example, the Fund may hold all or a portion of its assets in securities issued by the U.S. Government, cash or cash equivalents such as high quality money market instruments. If the Fund invests in shares of another mutual fund, the shareholders of the Fund generally will be subject to duplicative management fees. As a result of engaging in these temporary measures, the Fund may not achieve its investment objective.

The Fund is not intended to be a “Sector Fund” (a fund concentrating its investments in one industry or related group of industries). To address this risk, the Fund has adopted two policies. The first policy is to limit its investments in any industry or group of related industries to 25% of fund assets (the “Investment Limitation Policy”). The second policy is if the 25% threshold is exceeded due to market appreciation, the portfolio manager shall commence an orderly reduction in holdings to bring the aggregate investment in any industry or group of related industries to below 25% (the “Reduction Policy”). The Fund will provide shareholders with at least 60 days notice of any change to the Reduction Policy. The Fund is not required to, and will not, provide shareholders with notice of any change to the Investment Limitation Policy.

Principal Investment Risks

An investment in the Fund is subject to investment risks, including the possible loss of the principal amount invested. This section provides more detailed information about the Fund’s principal investments and risks. This prospectus does not disclose all the types of securities or investment strategies that the Fund may use. The Fund’s statement of additional information provides more detailed information about the securities, investment strategies and risks described in this prospectus.

There is no assurance that the Fund will achieve its investment objective, and the Fund’s net asset value and total return will fluctuate based upon changes in the value of its portfolio securities. Upon redemption, an investment in the Fund may be worth less than its original cost. The Fund, by itself, does not provide a complete investment program. All investments made by the Fund have some risk. Among other things, the market value of any security in which the Fund may invest is based upon the market’s perception of value and not necessarily the par value of an issuer or other objective measure of the issuer’s worth.

The Fund is subject to the following principal investment risks:

Risks in General. Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets of the Fund’s investments. There is the risk that these and other factors may adversely affect the Fund’s performance. The loss of money is a risk of investing in the Fund. The Fund could underperform other investments.

Monteagle Funds – Monteagle Quality Growth Fund Prospectus — Page 23

Investment Selection Risk. The Fund’s ability to achieve its investment objective is dependent on the Sub-adviser’s ability to identify profitable investment opportunities for the Fund.

Market Risk. Stock prices are volatile. The value of securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets generally. The Fund’s performance per share will change daily based on many factors that may generally affect the stock market, including fluctuation in interest rates, national and international economic conditions and general equity market conditions. In a declining stock market, stock prices for all companies (including those in the Fund’s portfolio) may decline, regardless of their long-term prospects.

Small and Mid-Capitalization Risk. To the extent the Fund invests in underlying funds that invest in small and mid-capitalization companies or invests in such companies directly, the Fund will be subject to additional risks. The earnings and prospects of smaller companies are more volatile than larger companies, and smaller companies may experience higher failure rates than do larger companies. The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make prices fall more in response to selling pressure than is the case with larger companies. Smaller companies may also have limited markets, product lines, or financial resources, and may lack management experience.

Page 24 — Monteagle Funds – Monteagle Quality Growth Fund Prospectus

NOTICE OF PRIVACY POLICY AND PROCEDURES

At the Monteagle Funds, we are committed to protecting your financial privacy.

The personal information that we have about you comes directly from you. You disclosed much of this information on your mutual fund account application or we may have contacted you by telephone or mail for additional information.

We keep information about the investments you purchase, transactions and payment history. We may in extreme cases collect personal information from outside sources, including consumer reporting agencies.

We do not sell shareholder information to anyone. We do not disclose your personal information to companies or organizations not affiliated with us. We may use your personal information to communicate with you about your investments. In addition, we may, as permitted by law and without your prior permission, provide personal information about you contained in our records or files to persons or organizations such as:

●	Persons who perform business functions for us, such as third parties that provide assistance in processing and servicing your account;

●	The Fund’s investment adviser; and

●	Regulatory or law-enforcement authorities.

We recognize the need to provide protection against unauthorized access to the information we collect, including that held in an electronic format on our computer systems. We maintain physical, electronic, and organizational safeguards to protect your personal information. We continually review our policies and practices, monitor our computer networks and test the strength of our security in order to help us ensure the safety of client information.

The Monteagle Funds consider privacy a fundamental right of shareholders and take seriously the obligation to safeguard shareholder information. We will adhere to the policies and practices above for both current and former shareholders. If you believe that any information about you is not accurate, please let us know.

Monteagle Funds – Monteagle Quality Growth Fund Prospectus — Page 25

FOR MORE INFORMATION

Annual/Semi-Annual Reports

The Fund publishes annual and semi-annual reports to shareholders that provide additional information about the Fund’s investments. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information (“SAI”)

The SAI provides more detailed information about the Fund and it is incorporated by reference into, and is legally part of, this Prospectus.

Contacting the Fund

You can get free copies of the Fund’s annual and semi-annual reports and SAI, request other information and make inquiries about the Fund by contacting your broker, or by calling or writing the Fund at:

MONTEAGLE FUNDS
4520 Main Street
Suite 1425
Kansas City, MO 64111-1859
(888) 263-5593 www.monteaglefunds.com

Securities and Exchange Commission Information

You can also review the Fund’s reports, SAI and other information about the Fund at the Public Reference Room of the SEC. The scheduled hours of operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. You can get copies of this information, for a fee, by e-mailing or by writing to:

Public Reference Room
Securities and Exchange Commission
Washington, D.C. 20549-1520
E-mail address: public info@sec.gov

Free copies of the reports and SAI are available from the SEC’s Web site at: http://www.sec.gov

Investment Company Act File No. 811-08529

Monteagle Quality
Growth Fund

MONTEAGLE FUNDS
4520 Main Street
Suite 1425
Kansas City, MO
64111-1859
www.monteaglefunds.com

C/O MATRIX CAPITAL GROUP, INC.
419 Lafayette Street
New York, NY 10003(888) 263-5593

Monteagle
Select Value Fund

Prospectus

December 31, 2015

Class I Shares: MVEIX

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

FUND SUMMARY	1
MANAGEMENT	6
YOUR ACCOUNT	8
DISTRIBUTIONS AND TAXES	18
FINANCIAL HIGHLIGHTS	20
MORE INFORMATION ABOUT THE FUND	21
NOTICE OF PRIVACY POLICY AND PROCEDURES	24
FOR MORE INFORMATION	BACK COVER

FUND SUMMARY

Investment Objective

The investment objective of the Monteagle Select Value Fund (the “Fund”) is long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Sales Charge (Load) Imposed on Reinvested Distributions	None
Redemption Fee	None
Exchange Fee	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.20%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.15%
Acquired (Underlying) Fund Fees and Expenses [1]	0.02%
Total Annual Fund Operating Expenses [1]	1.37%

[1]

Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Financial Highlights. The information in the Financial Highlights reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses. Acquired Fund Fees and Expenses are the fees and expenses incurred indirectly by the Fund as a result of its investments in investment companies and other pooled investment vehicles.

Monteagle Funds – Monteagle Select Value Fund Prospectus — Page 1

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$139	$434	$750	$1,646

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 62% of the average value of its portfolio.

Principal Investment Strategies

The Fund uses a “value investing” style by investing, under normal circumstances, at least 80% of its assets in the common stock of domestic companies that the Fund’s Sub-adviser believes are underpriced relative to comparable securities determined by price/earnings ratios, cash flows or other measures. The Sub-adviser relies on stock selection to achieve its results, rather than trying to time market fluctuations. In selecting stocks, the Sub-adviser establishes valuation parameters, by using relative ratios or target prices to evaluate companies on several levels. The Fund invests only in large capitalization companies included in the S&P 500® Index. The Fund seeks to maintain a minimum average weighted market capitalization of at least $5 billion.

Principal Investment Risks

An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following additional risks:

Investment Selection Risk. The Fund’s ability to achieve its investment objective is dependent on the Sub-adviser’s ability to identify profitable investment opportunities for the Fund.

Page 2 — Monteagle Funds – Monteagle Select Value Fund Prospectus

Market Risk. The value of securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets, including fluctuation in interest rates, national and international economic conditions and general equity market conditions.

Large Company Risk. The Fund may invest in larger, more established companies, which may be unable to respond to new competitive challenges. Additionally, large companies may be unable to attain the high growth rates of successful, small companies, especially during extended periods of economic expansion.

Value Style Risk. The Fund invests in a style that emphasizes “value stocks”. The market may not agree with the determination that a stock is undervalued, and the stock’s price may not increase to what the Fund’s investment adviser or Sub-adviser believes is its full value. It may even decrease in value.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is not a complete investment program.

Performance

The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The following chart shows the total return of the Fund for the past ten full calendar years for periods subsequent to the effective date of the Fund’s registration statement.

The Fund’s Institutional Class Shares year-to-date total return through September 30, 2015 was -12.81%.

During the period shown in the bar chart, the highest quarterly return was 16.67% (for the quarter ended September 30, 2009) and the lowest return was -27.73% (for the quarter ended December 31, 2008).

Monteagle Funds – Monteagle Select Value Fund Prospectus — Page 3

Average Annual Total Returns
For Period Ended December 31, 2014

The table below shows how the Fund’s average annual total returns compare to those of the S&P 500 Index®. The table also presents the impact of taxes on the Fund’s returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own the Fund in a tax-deferred account, such as an individual retirement account (“IRA”) or a 401(k) plan, after-tax returns are not relevant to your investment because such accounts are subject to taxes only upon distribution.

Monteagle Select Value Fund	1 Year	5 Years	10 Years [1]
Institutional Class Return Before Taxes	13.36%	17.26%	6.33%
Institutional Class Return After Taxes on Distributions	10.54%	16.31%	5.40%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	10.19%	14.27%	4.98%
S&P 500 Index®
(reflects no deduction for fees, expenses, or taxes)	13.69%	15.45%	7.67%

[1]	Performance reflects fee waivers by the Fund’s investment adviser for periods prior to 2007; had advisory fees not been waived during such periods, returns would be less than those shown.

Investment Adviser and Sub-Adviser

Nashville Capital Corporation is the investment adviser to the Fund. Parkway Advisors, LP is the investment Sub-adviser to the Fund.

Portfolio Managers

●	Theron R. Holladay, Chief Executive Officer of the Sub-Adviser, has managed the Fund since 2004.

●	Chad B. Hoes, Portfolio Manager of the Sub-Adviser, has managed the Fund since August, 2010.

Page 4 — Monteagle Funds – Monteagle Select Value Fund Prospectus

Purchase and Sale of Fund Shares

Generally, you may purchase or redeem Fund shares on any business day by mail (Monteagle Funds, 4520 Main Street, Suite 1425, Kansas City, MO 64111) or by wire transfer. Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly. The minimum investment for each Fund is $50,000 and there is no subsequent minimum investment. To open an Individual Retirement Account (IRA), contact the Transfer Agent at (888) 263-5593.

Tax Information

You will generally be subject to federal income tax each year on dividend and distribution payments, as well as on any gain realized when you sell (redeem) or exchange your Fund shares. If you hold fund shares through a tax-deferred account (such as a retirement plan), you generally will not owe tax until you receive a distribution from the account.

Financial Intermediary Compensation

Payments to Broker-Dealers and Other Financial Intermediaries. If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Monteagle Funds – Monteagle Select Value Fund Prospectus — Page 5

MANAGEMENT

Adviser

Nashville Capital Corporation (“Nashville Capital” or the “Adviser”), 2506 Winford Ave., Nashville, Tennessee 37211 serves as investment adviser to the Fund pursuant to a Management Agreement with Monteagle Funds (the “Trust”). Subject to the general oversight of the Board of Trustees of the Trust (the “Board”), the Adviser is responsible for among other things, developing a continuing investment program for the Fund in accordance with its investment objective, reviewing the investment strategies and policies of the Fund and advising the Board on the selection of Sub-advisers.

In this capacity, Nashville Capital advises and assists the officers of the Trust in conducting the business of the Fund and is responsible for providing general investment advice and guidance to the Fund, although the Adviser has delegated responsibility for the selection and ongoing monitoring of the securities in the Fund’s investment portfolio to Parkway Advisors, LP. Nashville Capital was formed in 1986 and, as of August 31, 2015, managed assets of $130 million.

Pursuant to the Management Agreement, the Adviser is paid a management fee based upon the Fund’s average daily net assets according to the following schedule:

Average Daily Net Assets of the Fund	Annual Management Fee Rate
First $25 million	1.200%
$25 million to $50 million	1.115%
$50 million to $100 million	0.975%
Over $100 million	0.875%

The Adviser pays all of the operating expenses of the Fund except costs of membership in trade associations, SEC registration fees and related expenses, brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expense on securities sold short), litigation expenses, fees and expenses of non-interested Trustees, 50% of the compensation of the Trust’s Chief Compliance Officer (the “CCO”) attributable to the Fund and extraordinary expenses. In this regard, it should be noted that most investment companies pay their own operating expenses directly, while the Fund’s expenses, except those specified above, are paid by the Adviser.

For the fiscal year ended August 31, 2015, the Adviser received an aggregate fee of 1.20% for investment advisory services performed, expressed as a percentage of average net assets of the Fund.

Page 6 — Monteagle Funds – Monteagle Select Value Fund Prospectus

The Fund’s expenses are comprised of expenses directly attributable to the Fund as well as expenses that are allocated among all series of the Trust. In addition, the Adviser is responsible for distribution expenses – including, among other things, the expense of printing and mailing prospectuses and sales materials used for promotional purposes. The Adviser (not the Fund) may, from its management fee, pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution-related services and/or performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute or regulation.

A discussion regarding the basis for approval by the Board of Trustees of the Trust’s Management Agreement with the Adviser is available in the Fund’s semi-annual report for the period ended February 28, 2015.

Sub-Adviser / Portfolio Managers

The Adviser has the ultimate responsibility (subject to oversight by the Board) to oversee the Fund’s Sub-adviser and recommend its hiring, termination and replacement. The Adviser has entered into an investment sub-advisory agreement with Parkway Advisors, LP (“Parkway”), under which Parkway serves as the Fund’s Sub-adviser. The Adviser has retained Parkway to render advisory services and make daily investment decisions for the Fund. The day-to-day management of the Fund is performed by the portfolio managers employed by Parkway. Parkway is registered as an investment adviser under the Investment Advisers Act of 1940. Information regarding Parkway and the business experience and educational background of the Fund’s portfolio managers follow:

Parkway Advisors, LP (“Parkway”) at 6550 Directors Parkway, Abilene, Texas 79606, is a wholly owned subsidiary of Directors Investment Group, Inc., a holding company of several businesses which include insurance companies. Prior to May 2001, the staff of Parkway comprised the investment department of a related insurance company responsible for the management of assets for over 13 years. The investment department spun out of the insurance company, organized Parkway in April of 2001 and has been registered with the Securities and Exchange Commission (“SEC”) as an investment adviser since May 16, 2001. As of August 31, 2015, Parkway manages client portfolios with assets in excess of $1.77 billion. Theron R. Holladay, CFA is the President and a Principal of Parkway.

A discussion regarding the basis for the most recent approval by the Board of Trustees of the Sub-Advisory Agreement by and among the Trust, the Adviser and Parkway is available in the Fund’s semi-annual report for the period ended February 28, 2015.

Portfolio Managers. Theron R. Holladay and Chad B. Hoes are jointly and primarily responsible for the day-to-day management of the Fund.

Theron R. Holladay, CFA. Mr. Holladay has been with the Sub-adviser since its inception and worked with its predecessor operation. Mr. Holladay attended Hardin-Simmons University and received a Bachelor of Business Administration degree in Finance in 1993. His business background for the preceding five years includes the following: Parkway Advisors, L.P., CEO / President from 07/10 – present and Chief

Monteagle Funds – Monteagle Select Value Fund Prospectus — Page 7

Investment Officer from 04/01 to 07/10; Parkway Advisors Group, Inc., Vice President from 04/01 to present; Parkway Advisors Holdings, Inc., President from 07/10 – present and Vice President from 04/01 to 07/10. Mr. Holladay is a Chartered Financial Analyst.

Chad B. Hoes. Mr. Hoes attended Hardin-Simmons University and received a Bachelor of Business Administration degree with an emphasis in Finance in 2002. Mr. Hoes also holds an MBA from Texas A&M University in Commerce, TX. His business background for the preceding five years includes the following: Parkway Advisors, L.P., Chief Investment Officer from 12/13 to present and Portfolio Manager from 6/06 to present; Parkway Advisors, L.P. prior thereto.

The Fund’s Statement of Additional Information contains further details about the portfolio managers’ compensation, other accounts they manage, and their ownership of Fund shares.

Other Service Providers

M3Sixty Administration, LLC (the “Transfer Agent”) provides certain administration, portfolio accounting, and transfer agent and shareholder services to the Fund. The Transfer Agent’s address is 4520 Main Street, Suite 1425, Kansas City, MO 64111.

Matrix Capital Group, Inc. (the “Distributor”), the principal underwriter of the Fund, acts as the Fund’s representative in connection with the offering of Fund shares. The Fund may be offered by other broker-dealers as well. The Distributor is affiliated with the Transfer Agent but is not affiliated with the Adviser nor its affiliated companies.

The fees and other expenses (except for any extraordinary expenses) associated with the Fund’s service providers are paid by the Adviser.

YOUR ACCOUNT

Who May Want to Invest in the Fund

You may want to purchase shares of the Fund if:

●	You are willing to tolerate significant fluctuations in the value of your investment

●	You are pursuing a long-term goal

●	You are willing to accept higher short-term risk

The Fund may not be appropriate for you if:

●	You want an investment that pursues market trends or focuses only on particular sectors or industries

●	You need regular income or stability of principal

●	You are pursuing a short-term goal or investing emergency reserves

Page 8 — Monteagle Funds – Monteagle Select Value Fund Prospectus

How to Contact the Fund

Write to us at:

Monteagle Funds
4520 Main Street
Suite 1425
Kansas City, MO 64111-1859

Overnight Address:

Monteagle Funds
4520 Main Street
Suite 1425
Kansas City, MO 64111-1859

Distributor:

Matrix Capital Group, Inc.
419 Lafayette Street
New York, NY 10003

Telephone us Toll-Free at:

(888) 263-5593

Wire investments
(or ACH payments) to:

Please call the Transfer Agent at
(888) 263-5593 for wiring instructions.

General Information

You pay no sales charges to purchase or sell (redeem) shares of the Fund. You may purchase and sell shares at the net asset value (“NAV”) next calculated after receipt of your purchase order in proper form. If your purchase order is received in proper form prior to 4:00 p.m. (Eastern time), your transaction will be priced at that day’s NAV. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

The Fund does not issue share certificates.

You will receive quarterly statements and a confirmation of each transaction. You should verify the accuracy of all transactions in your account as soon as you receive your confirmation.

The Fund reserves the right to impose new minimum investment amounts and may temporarily suspend (during unusual market conditions) or discontinue any service or privilege.

When and How NAV is Determined. The Fund calculates its NAV as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (generally 4:00 p.m., Eastern time) on each weekday except days when the Exchange is closed. The price at which a purchase or redemption is effected is based on the next calculation of NAV after the order is placed. The time at which NAV is calculated may change in case of an emergency or if the Exchange closes early. The Fund’s NAV is determined by taking the market value of all securities owned by the Fund (plus all other assets such as cash), subtracting all liabilities and then dividing the result (net assets) by the number of shares outstanding. The Fund values securities for which market quotations are readily available at current market value. If market quotations are not readily available or are considered to be unreliable due to significant market or other events, the Fund values securities at fair value, as determined under procedures adopted by the Board of Directors of the Trust (e.g., if the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Fund’s NAV calculation). The NAV may be different if fair value is utilized rather than using market quotations.

Monteagle Funds – Monteagle Select Value Fund Prospectus — Page 9

Transactions Through Third Parties. Shares of the Fund may be purchased through certain brokerage firms and financial institutions that are authorized to accept orders on behalf of the Fund and such organizations may be authorized to designate intermediaries to accept orders on behalf of the Fund. Orders will be priced at the NAV next determined after your order is received by such organization, or its designee, in proper form. These organizations may charge you transaction fees on purchases of Fund shares and may impose other charges or restrictions or account options that differ from those applicable to shareholders who purchase shares directly through the Fund. These organizations may be the shareholders of record of your shares. The Fund is not responsible for ensuring that the organizations carry out their obligations to their customers. Shareholders investing in this manner should look to the organization through which they invest for specific instructions on how to purchase and redeem shares.

Buying Shares

How to Make Payments. All investments must be in U.S. dollars and checks must be drawn on a U.S. financial institution. The Fund does not accept cash, drafts, “starter” checks, traveler’s checks, credit card checks, post-dated checks, cashier’s checks under $10,000, or money orders. In addition, the Fund does not accept checks made payable to third parties.

●	Checks. Checks must be made payable to “Monteagle Funds.” The Transfer Agent will charge $25 against a shareholder’s account for any check returned for insufficient funds.

●

By sending your check to the Transfer Agent, please be aware that you are authorizing the Transfer Agent to make a one-time electronic debit from your account at the financial institution indicated on your check. Your bank account will be debited as early as the same day the Transfer Agent receives your payment in the amount of your check; no additional amount will be added to the total. The transaction will appear on your bank statement. Your original check will be destroyed once processed, and you will not receive your canceled check back. If the Transfer Agent cannot post the transaction electronically, you authorize the Transfer Agent to present an image copy of your check for payment.

●

Bank Wires. Instruct your financial institution to make a federal funds wire payment to us. Your financial institution may charge you a fee for this service. The Fund requires advance notification of all wire purchases in order to ensure that the wire is received in proper form and that your account is subsequently credited in a timely fashion. Failure to notify the Transfer Agent prior to the transmittal of the bank wire may result in a delay in purchasing shares of the Fund. An order is considered received when Huntington National Bank, the Fund’s custodian, receives payment by wire. If your account application was telecopied to the Transfer Agent, you must also mail the completed account application to the Transfer Agent on the same day the wire payment is made. Shares will be issued at the NAV next computed after receipt of your wire in proper form.

Page 10 — Monteagle Funds – Monteagle Select Value Fund Prospectus

●	IRA Accounts. Please note that a different procedure is used for opening Individual Retirement Accounts (IRAs). Please call the Transfer Agent at (888) 263-5593 for details.

Minimum Investments. The minimum initial investment for the Fund is $50,000. There is no minimum for additional investments. Management of the Fund may choose to waive the initial investment minimum.

Account Requirements

Type of Account	Requirement
Individual, Sole Proprietorship and Joint Accounts Individual accounts are owned by one person, as are sole proprietorship accounts. Joint accounts have two or more owners (tenants).	● Instructions must be signed by all persons required to sign exactly as their names appear on the account.
Gifts or Transfers to a Minor (UGMA, UTMA) These custodial accounts provide a way to give money to a child and obtain tax benefits.	● Depending on state laws, you can set up a custodial account under the UGMA or the UTMA. ● The custodian must sign instructions in a manner indicating custodial capacity.
Business Entities	● Submit a Corporate/Organization Resolution form or similar document.
Trusts	● The trust must be established before an account can be opened. ● Provide a certified trust document, or the pages from the trust document that identify the trustees.

Monteagle Funds – Monteagle Select Value Fund Prospectus — Page 11

Investment Procedures

How to Open an Account	How to Add to Your Account

By Check

● Call or write us for an account application (and a Corporate/Organization Resolution form, if applicable).

● Complete the application (and resolution form).

● Mail us your application (and resolution form) and a check.

By Check ● Fill out an investment slip from a confirmation statement or write us a letter. ● Write your account number on your check. ● Mail us the slip (or your letter) and a check.

By Bank Wire

● Call or write us for an account application (and a Corporate/Organization Resolution form, if applicable).

● Complete the application (and resolution form).

● Call us to fax the completed application (and resolution form) and we will assign you an account number.

● Mail us your original application.

● Instruct your bank to wire your money to us.

By Bank Wire ● Call to notify us of your incoming wire. ● Instruct your bank to wire your money to us.
By Systematic Investment ● Complete the Systematic Investment section of the application. ● Attach a voided check to your application. ● Mail us the completed application and the voided check.

Systematic Investments. You may invest a specified amount of money in the Fund once or twice a month on specified dates. These payments are taken from your bank account by electronic transfer. The Transfer Agent currently pays the costs of this service, but reserves the right, upon 30 days’ written notice, to make reasonable changes. Your depository institution may impose its own charge for making transfers from your account. Systematic investments must be for at least $100. Please call the Transfer Agent at (888) 263-5593 for details.

Page 12 — Monteagle Funds – Monteagle Select Value Fund Prospectus

Limitations on Purchases. The Fund reserves the right to refuse any purchase (including exchange) request, particularly requests that could adversely affect the Fund or its operations. This includes those from any individual or group who, in the Fund’s view, is likely to engage in excessive trading.

Cancelled or Failed Payments. The Fund accepts checks and electronic transfers at full value subject to collection. If your payment for shares is not received or you pay with a check or electronic transfer that does not clear, your purchase will be cancelled. You will be responsible for any losses or expenses incurred by the Fund or the Transfer Agent, and the Fund may redeem shares you own in the account (or another identically registered account in any Fund) as reimbursement. The Fund and its agents have the right to reject or cancel any purchase, exchange or redemption due to nonpayment.

Customer Identification and Verification. To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the Fund must obtain the following information for each person that opens a new account:

●	Name;

●	Date of birth (for individuals);

●	Residential or business street address (although post office boxes are still permitted for mailing); and

●	Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport, or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Fund and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

After an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified. The Fund also may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed. In each case, your redemption proceeds may be worth more or less than your original investment. The Fund will not be responsible for any loss incurred due to the Fund’s inability to verify your identity.

Monteagle Funds – Monteagle Select Value Fund Prospectus — Page 13

Selling Shares

The Fund processes redemption orders promptly and you will receive redemption proceeds within a week. Delays may occur in cases of very large redemptions, excessive trading or during unusual market conditions. Under unusual circumstances as provided by the rules of the SEC, the Fund may delay payment of redemption proceeds for more than 7 days. The Fund will redeem your shares when the redemption request is received in proper form; however, if you recently purchased your shares by check and the Fund has not yet collected payment for those shares, your redemption proceeds will only be released when the Fund is reasonably satisfied that the check has cleared, which may take up to 15 calendar days.

How to Sell Shares from Your Account

By Mail

● Prepare a written request including:

● Your name(s) and signature(s)

● Your account number

● The Fund name

● The dollar amount or number of shares you want to sell

● How and where to send your proceeds

● Obtain a signature guarantee (if required)

● Obtain other documentation (if required)

● Mail us your request and documentation

By Bank Wire

● Wire requests are only available if you provided bank account information on your account application and your request is for $5,000 or more

● Call us with your request (unless you declined telephone redemption privileges on your account application) (See “By Telephone”) OR

● Mail us your request (See “By Mail”)

Page 14 — Monteagle Funds – Monteagle Select Value Fund Prospectus

How to Sell Shares from Your Account

By Telephone (for redemptions of $25,000 or less)

● Call us with your request (unless you declined telephone redemption privileges on your account application)

● Provide the following information:

● Your account number

● Exact name(s) in which the account is registered

● Additional form of identification

● Your proceeds will be:

● Mailed to you OR

● Wired to you (unless you did not provide bank account information on your account application) (See “By Wire”)

Systematically ● Complete the systematic withdrawal section of the application ● Attach a voided check to your application ● Mail us your completed application

Telephone Redemption Privileges. You may redeem your shares having a value of $25,000 or less by telephone by calling the Transfer Agent at (888) 263-5593 unless you declined telephone redemption privileges on your account application. Telephone redemptions may be requested only if the proceeds are to be sent to the shareholder of record and mailed to the address on record with the Fund.

Upon request, redemption proceeds of $100 or more may be sent to your bank by electronic transfer, and proceeds of $5,000 or more may be transferred by wire, in either case to the account stated on the account application. Shareholders may be charged a fee of $15 by the Fund’s custodian for outgoing wires.

Telephone redemption privileges and account designations may be changed by sending the Transfer Agent a written request with all signatures guaranteed as described above. The Transfer Agent requires personal identification before accepting any redemption request by telephone, and telephone redemption instructions may be recorded. If reasonable procedures are followed by the Transfer Agent, neither the Transfer Agent nor the Fund will be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming shares by telephone. If such a case should occur, redemption by mail should be considered.

Wire Redemptions. You may have your redemption proceeds wired to you if you provided bank account information on your account application. The minimum amount you may redeem by wire is $5,000. If you wish to make your wire request by telephone, you must also have telephone redemption privileges.

Monteagle Funds – Monteagle Select Value Fund Prospectus — Page 15

IRA Redemptions. If you are an IRA shareholder, you must indicate on your redemption request whether or not to withhold federal income tax. Requests that do not indicate a preference will be subject to withholding.

Systematic Withdrawal. If you own shares of the Fund with an aggregate value of at least $10,000, you may request a specified amount of money from your account once a month or once a quarter on a specified date. These payments can be sent to your address of record by check or to a designated bank account by electronic transfer. Systematic requests must be for at least $100.

Signature Guarantee Requirements. To protect you and the Fund against fraud, certain redemption options will require a signature guarantee. A signature guarantee verifies the authenticity of your signature. The Transfer Agent will accept signatures guaranteed by a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which participates in the STAMP Medallion program sponsored by the Securities Transfer Association. Signature guarantees from financial institutions which do not participate in the STAMP Medallion program will not be accepted. A notary public cannot provide a signature guarantee. Written instructions signed by all registered owners, with a signature guarantee for each owner, are required for any of the following:

●	Request to redeem $100,000 or more;

●	Redemption from an account for which the address or account registration has changed within the last 30 days;

●	Sending redemption or distribution proceeds to any person, address, brokerage firm or bank account not on record; or

●	Sending redemption or distribution proceeds to an account with a different registration (name or ownership) from yours.

We reserve the right to require a signature guarantee(s) on all redemptions.

Small Accounts. If the value of your account falls below $2,000, the Fund may ask you to increase your balance. If the account value is still below $2,000 after 60 days, the Fund may close your account and send you the proceeds. The Fund will not close your account if it falls below this amount solely as a result of a reduction in your account’s market value.

Redemptions In Kind. The Fund reserves the right to pay redemption proceeds in portfolio securities rather than cash. These redemptions “in kind” usually occur if the amount requested is large enough to affect the Fund’s operations (for example, if it represents more than 1 percent of the Fund’s assets). A redemption in kind will consist of securities equal in market value to the Fund shares being redeemed. When you convert these securities to cash, you will pay brokerage charges.

Lost Accounts. The Transfer Agent will consider your account “lost” if correspondence to your address of record is returned as undeliverable, unless the Transfer Agent determines your new address. When an account is “lost,” all distributions on the account will be reinvested in additional shares of the Fund. In addition, the amount of any outstanding (unpaid for 6 months or more) checks for distributions that have been returned to the Transfer Agent will be reinvested and the checks will be cancelled.

Page 16 — Monteagle Funds – Monteagle Select Value Fund Prospectus

Exchange Privileges

You may sell your Fund shares and buy shares of any other series of the Trust, also known as an exchange, by telephone or in writing. Because exchanges are treated as a sale and purchase, they may have tax consequences. Shares of the Fund acquired by means of an exchange will be purchased at the NAV next determined after receipt of the exchange request in proper form by the Transfer Agent.

Requirements. You may exchange only between identically registered accounts (name(s), address and taxpayer ID number). To prevent the abuse of the exchange privilege to the disadvantage of other shareholders, the Fund reserves the right to terminate or modify the exchange privilege upon 60 days notice to shareholders. There is currently no limit on the number of exchanges, but each Fund reserves the right to limit exchanges. You may exchange your shares by mail or telephone, unless you declined telephone exchange privileges on your account application.

How to Exchange Shares

By Mail

● Prepare a written request including:

● Your name(s) and signature(s)

● Your account number

● The names of the funds you are exchanging

● The dollar amount or number of shares you want to sell (and exchange)

● If opening a new account, complete an account application if you are requesting different shareholder privileges

● Mail us your request and documentation

By Telephone

● Call us with your request (unless you declined telephone redemption privileges on your account application)

● Provide the following information:

● Your account number

● Exact name(s) in which account is registered

● Additional form of identification

The Transfer Agent requires personal identification before accepting any exchange request by telephone, and telephone exchange instructions may be recorded. If reasonable procedures are followed by the Transfer Agent, neither the Transfer Agent nor the Fund will be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in exchanging shares by telephone. If such a case should occur, sending exchange instructions by mail should be considered.

Monteagle Funds – Monteagle Select Value Fund Prospectus — Page 17

Market Timing

Excessive, short-term market timing or other abusive trading practices may disrupt portfolio management strategies, may drive Fund expenses higher, may increase taxable capital gains, and may harm Fund performance (diluting the value of Fund shares held by long-term investors).

It is the Trust’s policy to strongly discourage abusive short-term trading or market timing in the Fund. This policy and related procedures are designed to reduce, to the extent possible, investors from using the Fund for abusive short-term trading or market timing. To minimize harm to the Fund and its shareholders, the Trust reserves the right to reject any purchase order, including exchange purchases, for any reason without prior notice, particularly orders that the Trust believes are made on behalf of persons engaging in excessive short-term trading.

Service providers to the Trust (primarily the Adviser and the Transfer Agent) will assist the Trust in undertaking steps necessary to implement this policy and related procedures. Trust service providers will assist the Trust in monitoring selected trades based on a shareholder’s trading activity and history in an effort to detect short-term trading activities. If as a result of this monitoring the service providers believe a shareholder has engaged in abusive trading practices, they will inform the Trust’s CCO and may, after consultation with or at the discretion of the Trust’s CCO, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder’s account.

The Fund relies on intermediaries to help enforce its market timing policies. If the Fund detects short-term trading activity, the Fund will seek the assistance of the intermediary to investigate that trading activity and take appropriate action, including prohibiting additional purchases of Fund shares by the intermediary and/or its client. Although the Fund has taken steps to discourage abusive short-term trading or market timing, the Fund cannot guarantee that such trading will not occur.

DISTRIBUTIONS AND TAXES

Distributions

The Fund declares and pays distributions from net investment income quarterly. Any net capital gains realized by the Fund will be distributed at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested. Shares become entitled to receive distributions on the day after the shares are issued.

Page 18 — Monteagle Funds – Monteagle Select Value Fund Prospectus

Taxes

The following information is meant as a general summary for U.S. taxpayers. Additional information appears in the Statement of Additional Information (“SAI”). Shareholders should rely on their own tax advisors for advice about the particular federal, state, and local tax consequences of investing in the Fund.

The Fund intends to qualify as a regulated investment company for federal income tax purposes, and as such, will not be subject to federal income tax on its taxable income and gains that it distributes to its shareholders. The Fund intends to distribute its income and gains in such a way that it will not be subject to federal excise tax on certain undistributed amounts.

The Fund’s distributions of net investment income (including short-term capital gains) are generally taxable to you as ordinary income, although certain dividends may be taxed to non-corporate shareholders at long-term capital gains rates. The Fund’s distributions of long-term capital gains, if any, generally are taxable to you as long-term capital gains regardless of how long you have held your shares of the Fund. Distributions may also be subject to state and local taxes.

If you purchase shares shortly before the Fund makes a distribution, you are taxed on the distribution even though the distribution may represent a return of your investment. The sale or exchange of Fund shares is a taxable transaction for Federal income tax purposes.

The Fund may be required to withhold Federal income taxes at the rate of 28% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the Internal Revenue Service that you are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against your Federal income tax liability.

The Fund will mail you reports by February 15 of each year containing information about the income tax status of taxable distributions paid during the prior year. For further information about the tax effects of investing in the Fund, including state and local tax matters, please see the SAI and consult your tax advisor.

Cost Basis Reporting. As of January 1, 2012, federal law requires that mutual fund companies report their shareholders’ cost basis, gain/loss, and holding period to the Internal Revenue Service on the Fund’s shareholders’ Form 1099s when “covered” securities are sold. Covered securities are any regulated investment company and/or dividend reinvestment plan shares acquired on or after January 1, 2012. The Fund has chosen Average Cost as its default tax lot identification method for all shareholders. A tax lot identification method is the way the Fund will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing net asset values, and the entire position is not sold at one time. The Fund’s standing tax lot identification method is the method covered shares will be reported on your Consolidated Form 1099 if you do not select a specific tax lot identification method. You may choose a method different than the Fund’s standing method and will be able to do so at the time of your purchase or upon the sale of covered shares. Please refer to the appropriate Internal Revenue Service regulations or consult your tax advisor with regard to your personal circumstances.

Monteagle Funds – Monteagle Select Value Fund Prospectus — Page 19

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in the Fund (assuming the reinvestment of all dividends and distributions). This information has been audited by Cohen Fund Audit Services, Ltd., the Fund’s independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the annual report to shareholders, which may be obtained at no charge by calling the Fund.

MONTEAGLE SELECT VALUE FUND
FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout each Year
Class I Shares	Year Ended August 31, 2015	Year Ended August 31, 2014	Year Ended August 31, 2013	Year Ended August 31, 2012	Year Ended August 31, 2011
Net asset value, beginning of year	$18.66	$15.07	$10.95	$10.16	$8.78

Income (loss) from investment operations:
Net investment income	0.15	0.15	0.14	0.13	0.04
Net realized and unrealized gain (loss) on investments	(0.87)	3.90	4.13	0.78	1.37
Total from investment operations	(0.72)	4.05	4.27	0.91	1.41

Less distributions:
From net investment income	(0.15)	(0.13)	(0.15)	(0.12)	(0.03)
From net realized capital gains	(1.93)	(0.33)	—	—	—
Total distributions	(2.08)	(0.46)	(0.15)	(0.12)	(0.03)

Net asset value, end of year	$15.86	$18.66	$15.07	$10.95	$10.16

Total Return (a)	(4.10%)	27.29%	39.26%	9.01%	15.99%

Net assets, end of year (000's omitted)	$13,689	$16,314	$14,339	$10,177	$9,793

Ratio of operating expenses to average net assets:	1.35%	1.35%	1.37%	1.43%	1.40%

Ratio of net investment income to average net assets:	0.87%	0.86%	1.06%	1.23%	0.35%

Portfolio turnover rate	62%	29%	36%	8%	87%

(a)

Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

Page 20 — Monteagle Funds – Monteagle Select Value Fund Prospectus

MORE INFORMATION ABOUT THE FUND

Additional Information About the Investment Objectives, Strategies and Risks.

The Monteagle Select Value Fund (the “Fund) is a series of the Monteagle Funds.

THE FUND’S OBJECTIVE is long-term capital appreciation. The Fund’s objective may be changed without shareholder approval. The Fund will provide shareholders with at least 60 days notice before changing the objective. There can be no assurance that the Fund’s investment objective will be achieved.

A WORD ABOUT THE FUND: The Fund is a mutual fund which is a pooled investment vehicle that is professionally managed and that gives you the opportunity to participate in the financial markets. The Fund strives to reach its stated objective, although no assurances can be given that it will achieve that objective. Investments in the Fund are not bank deposits and are not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The Fund does not represent a complete investment program. Your investment in the Fund is not guaranteed, and you could lose money by investing in the Fund. A description of the Fund’s policies and procedures with respect to the disclosure of its portfolio holdings is available in the SAI.

The Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of its assets in common stocks of domestic companies. This policy will not be changed without 60 days’ prior written notice to shareholders. The Fund invests only in large capitalization companies included in the S&P 500 Index. The Fund seeks to maintain a minimum average weighted market capitalization of at least $5 billion.

Using a value approach, the Fund seeks to invest in stocks that are underpriced relative to other stocks, determined by price/earnings ratios, cash flows or other measures. The Adviser relies on stock selection to achieve its results, rather than trying to time market fluctuations. In selecting stocks, the Adviser establishes valuation parameters, by using relative ratios or target prices to evaluate companies on several levels.

CONCEPTS TO UNDERSTAND

Value Investing means to invest in stocks whose prices are less than their intrinsic values.

Price/Earnings Ratio means the per share ratio of a company’s current market capitalization to its annual earnings.

Common Stock means securities representing a type of equity ownership in a corporation junior to debt and all other equity interests, and providing the holders of shares of common stock certain voting and other rights.

Market Capitalization of a company means the total dollar market value of a corporation’s outstanding shares.

Monteagle Funds – Monteagle Select Value Fund Prospectus — Page 21

The Fund may from time to time assume a temporary defensive position that is inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. For example, the Fund may hold all or a portion of its assets in securities issued by the U.S. Government, cash or cash equivalents such as high quality money market instruments. If the Fund invests in shares of another mutual fund, the shareholders of the Fund generally will be subject to duplicative management fees. As a result of engaging in these temporary measures, the Fund may not achieve its investment objective.

The Fund is not intended to be a “Sector Fund” (a fund concentrating its investments in one industry or related group of industries). To address this risk, the Fund has adopted two policies. The first policy is to limit its investments in any industry or group of related industries to 25% of fund assets (the “Investment Limitation Policy”). The second policy is if the 25% threshold is exceeded due to market appreciation, the portfolio manager shall commence an orderly reduction in holdings to bring the aggregate investment in any industry or group of related industries to below 25% (the “Reduction Policy”). The Fund will provide shareholders with at least 60 days notice of any change to the Reduction Policy. The Fund is not required to, and will not, provide shareholders with notice of any change to the Investment Limitation Policy.

Principal Investment Risks

An investment in the Fund is subject to investment risks, including the possible loss of the principal amount invested. This section provides more detailed information about the Fund’s principal investments and risks. This prospectus does not disclose all the types of securities or investment strategies that the Fund may use. The Fund’s statement of additional information provides more detailed information about the securities, investment strategies and risks described in this prospectus.

There is no assurance that the Fund will achieve its investment objective, and the Fund’s net asset value and total return will fluctuate based upon changes in the value of its portfolio securities. Upon redemption, an investment in the Fund may be worth less than its original cost. The Fund, by itself, does not provide a complete investment program. All investments made by the Fund have some risk. Among other things, the market value of any security in which the Fund may invest is based upon the market’s perception of value and not necessarily the par value of an issuer or other objective measure of the issuer’s worth.

The Fund is subject to the following principal investment risks:

Risks in General. Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets of the Fund’s investments. There is the risk that these and other factors may adversely affect the Fund’s performance. The loss of money is a risk of investing in the Fund. The Fund could underperform other investments.

Page 22 — Monteagle Funds – Monteagle Select Value Fund Prospectus

Investment Selection Risk. The Fund’s ability to achieve its investment objective is dependent on the Sub-adviser’s ability to identify profitable investment opportunities for the Fund.

Market Risk. Stock prices are volatile. The value of securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets generally. The Fund’s performance per share will change daily based on many factors that may generally affect the stock market, including fluctuation in interest rates, national and international economic conditions and general equity market conditions. In a declining stock market, stock prices for all companies (including those in the Fund’s portfolio) may decline, regardless of their long-term prospects.

Large Company Risk. The Fund may invest in larger, more established companies, which may be unable to respond to new competitive challenges. Additionally, large companies may be unable to attain the high growth rates of successful, small companies, especially during extended periods of economic expansion.

Value Style Risk. The Fund invests in a style that emphasizes “value stocks”. The market may not agree with the determination that a stock is undervalued, and the stock’s price may not increase to what the Fund’s investment adviser or Sub-adviser believes is its full value. It may even decrease in value.

Monteagle Funds – Monteagle Select Value Fund Prospectus — Page 23

NOTICE OF PRIVACY POLICY AND PROCEDURES

At the Monteagle Funds, we are committed to protecting your financial privacy.

The personal information that we have about you comes directly from you. You disclosed much of this information on your mutual fund account application or we may have contacted you by telephone or mail for additional information.

We keep information about the investments you purchase, transactions and payment history. We may in extreme cases collect personal information from outside sources, including consumer reporting agencies.

We do not sell shareholder information to anyone. We do not disclose your personal information to companies or organizations not affiliated with us. We may use your personal information to communicate with you about your investments. In addition, we may, as permitted by law and without your prior permission, provide personal information about you contained in our records or files to persons or organizations such as:

●	Persons who perform business functions for us, such as third parties that provide assistance in processing and servicing your account;

●	The Fund’s investment adviser; and

●	Regulatory or law-enforcement authorities.

We recognize the need to provide protection against unauthorized access to the information we collect, including that held in an electronic format on our computer systems. We maintain physical, electronic, and organizational safeguards to protect your personal information. We continually review our policies and practices, monitor our computer networks and test the strength of our security in order to help us ensure the safety of shareholder information.

The Monteagle Funds consider privacy a fundamental right of shareholders and take seriously the obligation to safeguard shareholder information. We will adhere to the policies and practices above for both current and former shareholders. If you believe that any information about you is not accurate, please let us know.

Page 24 — Monteagle Funds – Monteagle Select Value Fund Prospectus

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FOR MORE INFORMATION

Annual/Semi-Annual Reports

The Fund publishes annual and semi-annual reports to shareholders that provide additional information about the Fund’s investments. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information (“SAI”)

The SAI provides more detailed information about the Fund and it is incorporated by reference into, and is legally part of, this Prospectus.

Contacting the Fund

You can get free copies of the Fund’s annual and semi-annual reports and SAI, request other information and make inquiries about the Fund by contacting your broker, or by calling or writing the Fund at:

MONTEAGLE FUNDS
4520 Main Street
Suite 1425
Kansas City, MO 64111-1859
(888) 263-5593 www.monteaglefunds.com

Securities and Exchange Commission Information

You can also review the Fund’s reports, SAI and other information about the Fund at the Public Reference Room of the SEC. The scheduled hours of operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. You can get copies of this information, for a fee, by e-mailing or by writing to:

Public Reference Room
Securities and Exchange Commission
Washington, D.C. 20549-1520
E-mail address: public info@sec.gov

Free copies of the reports and SAI are available from the SEC’s Web site at: http://www.sec.gov

Investment Company Act File No. 811-08529

Monteagle Select
Value Fund

MONTEAGLE FUNDS
4520 Main Street
Suite 1425
Kansas City, MO
64111-1859
www.monteaglefunds.com

C/O MATRIX CAPITAL GROUP, INC.
419 Lafayette Street
New York, NY 10003
(888) 263-5593